                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Post-Effective Amendment No.     13      (File No. 33-57731)       /X/
                                      -----------

                                         and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.    14       (File No. 811-07247)                     /X/
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                        (Check appropriate box or boxes)

                         APL VARIABLE ANNUITY ACCOUNT 1
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                           (Exact Name of Registrant)

                    American Partners Life Insurance Company
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                               (Name of Depositor)

1751 Ameriprise Financial Center, Minneapolis, MN                          55474

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(Address of Depositor's Principal Executive Offices)                 (Zip Code)

Depositor's Telephone Number, including Area Code                (612) 671-3678
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  Mary Ellyn Minenko, 50607 Ameriprise Financial Center, Minneapolis, MN 55474

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                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
 / / immediately upon filing pursuant to paragraph (b)

 /X/ on May 1, 2006 pursuant to paragraph (b)

 / / 60 days after filing pursuant to paragraph (a)(1)
 / / on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:

 / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS


MAY 1, 2006

PRIVILEGED ASSETS(R) SELECT ANNUITY


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY:   AMERICAN PARTNERS LIFE INSURANCE COMPANY (AMERICAN PARTNERS LIFE)

             1751 Ameriprise Financial Center

             Minneapolis, MN 55474
             Telephone: (800) 633-4003
             (Administrative Office)

             APL VARIABLE ANNUITY ACCOUNT 1

This prospectus contains information that you should know before investing. Prospectuses are also available for:


-  AIM Variable Insurance Funds

-  American Century Variable Portfolios, Inc.


-  Credit Suisse Trust

-  Janus Aspen Series: Institutional Shares


- RiverSource(SM) Variable Portfolio Funds (previously American Express(R) Variable Portfolio Funds)

Please read the prospectuses carefully and keep them for future reference.


THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting American Partners Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.


The contract may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

American Partners Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


American Partners Life is affiliated with other insurance companies including IDS Life Insurance Company, IDS Life Insurance Company of New York, American Enterprise Life Insurance Company and American Centurion Life Assurance Company. These affiliated insurance companies offer annuities which differ from the one described in this prospectus. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges you will pay when buying, owning and surrendering money from the contract we describe in this prospectus may be more or less than the fees and charges of variable annuities our affiliates issue.


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1 APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

TABLE OF CONTENTS


KEY TERMS                                                       3
THE CONTRACT IN BRIEF                                           4
EXPENSE SUMMARY                                                 6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                     9
FINANCIAL STATEMENTS                                           10
THE VARIABLE ACCOUNT AND THE FUNDS                             11
THE FIXED ACCOUNT                                              15
BUYING YOUR CONTRACT                                           15
CHARGES                                                        17
VALUING YOUR INVESTMENT                                        18
MAKING THE MOST OF YOUR CONTRACT                               19
SURRENDERS                                                     23
CHANGING OWNERSHIP                                             23
BENEFITS IN CASE OF DEATH                                      24
THE ANNUITY PAYOUT PERIOD                                      25
TAXES                                                          26
VOTING RIGHTS                                                  28
SUBSTITUTION OF INVESTMENTS                                    28
ABOUT THE SERVICE PROVIDERS                                    29
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION   30



CORPORATE CONSOLIDATION

Later this year, American Partners Life and one of its affiliates, American Enterprise Life Insurance Company, plan to merge into their parent company, IDS Life Insurance Company. This merger will help simplify overall corporate structure because these three life insurance companies will be consolidated into one. We currently expect this consolidation to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, we plan to change the name of the surviving life insurance company to RiverSource Life Insurance Company. This consolidation and renaming will not have any adverse effect on the benefits under your contract.


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2 APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.


AMERICAN PARTNERS LIFE: In this prospectus, "we," "us," "our" and "American Partners Life" refer to American Partners Life Insurance Company.


ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: A fixed amount paid at regular intervals under one of several plans.

ANNUITY START DATE: The date when annuity payouts are scheduled to begin. This date is established when you start your contract. You can change it in the future.


BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.


CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.


QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Code, including rollovers from qualified plans


-  Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code


A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our administrative office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our administrative office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each subaccount invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

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3 APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less applicable premium tax) on a fixed basis.


It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a surrender charge when you exchange out of your old contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest.

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans including IRAs to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits (see "Taxes -- Qualified Annuities -- Required minimum distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.

FREE LOOK PERIOD: You may return your contract for a refund within ten days after you receive it. (If the law requires, we will extend your free look period; see your contract for details.) You must invest the portion of the purchase payment you allocate to the variable account in the RiverSource Variable Portfolio - Cash Management Fund subaccount for the period we estimate or calculate your free look right to be in existence (generally 15 days after the contract date or 25 days if you are replacing an existing annuity).


If you choose not to keep your contract, return it to us within the free look period. We will cancel the contract and we promptly will refund the greater of
(1) your purchase payment without investment earnings, or (2) your contract value plus any amount we deducted from your payment prior to allocation to the variable account or the fixed account.

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 11)
- the fixed account, which earns interest at a rate that we adjust periodically. (p. 15)

BUYING YOUR CONTRACT: There are many factors to consider carefully and fully before you buy a variable annuity. Variable annuities are not right for everyone. MAKE SURE YOU HAVE ALL THE FACTS YOU NEED BEFORE YOU PURCHASE A VARIABLE ANNUITY OR CHOOSE AN OPTIONAL BENEFIT RIDER. Older persons who are considering buying a variable annuity may find it helpful to consult with or include a family member, friend or other trusted advisor in the decision making process before buying a contract.

After carefully reviewing this prospectus and any other disclosure materials you are provided, make sure you understand how the variable annuity works. Make sure that the annuity meets your current and anticipated future financial situation and needs. Some of the factors among others you may wish to consider before you buy a variable annuity include:

   - Your age: if you are an older person, you may not necessarily have a need for tax deferral, retirement income or a death benefit.

   - How and when you plan to take money from your annuity: under current tax law, surrenders are taxed differently than annuity payments. In addition, certain surrenders may be subject to a federal income tax penalty. (p. 23)

   - Your investment objectives, how much experience you have in managing investments and how much risk you are you willing to accept.

   - Short-term trading: if you plan to manage your investment in the contract by frequent or short-term trading, this contract is not suitable for you and you should not buy it. (p. 19)

   - If you can afford the contract: are your annual income and assets adequate to buy the annuity?

   - The fees and expenses you will pay when buying and owning the contract. (p. 17)


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4 APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

You can purchase a contract by submitting a completed application. We are required by law to obtain certain personal information from you which will be used by us to verify your identity. If you do not provide us the information, we may not be able to issue your contract. If we are unable to verify your identity, we reserve the right to reject your application or take such other steps as we deem reasonable. Applications are subject to acceptance at our administrative office. You may buy a nonqualified annuity or a qualified annuity.You must make an initial lump-sum purchase payment. You have the option of making additional purchase payments in the future.

PURCHASE PAYMENTS:

MINIMUM ALLOWABLE PURCHASE PAYMENTS:
   If paying by installments under a scheduled payment plan:
      $100 per month
      $50 biweekly
   If paying by any other method:
      $2,000 initial payment for nonqualified annuities
      $1,000 initial payment for qualified annuities
      $100 for any additional payments
   Installments must total at least $1,000 in the first year.


MAXIMUM ALLOWABLE PURCHASE PAYMENTS:

   For the first year:
      $1,000,000 for issue ages through 75
      $500,000 for issue ages 76 through 85
      $50,000 for issue ages 86 to 90

   For each subsequent year:
      $50,000


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts until annuity payouts begin. You may establish automated transfers among the accounts. (p. 19)

SURRENDERS: You may surrender all or part of your contract value at any time before the annuity start date. You may also establish systematic surrenders. There is no surrender charge. Surrenders may be taxable (and include a 10% IRS penalty if made prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 23)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 23)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary the greater of the contract value or total purchase payments made less partial surrenders. (p. 24)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the annuity start date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. Payouts will be made on a fixed basis. (p. 25)

TAXES: Generally, income earned on your contract value grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 26)

LIMITATIONS ON USE OF CONTRACT: If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.


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5 APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR SURRENDER THE CONTRACT. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE                                                           0%

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE

                                                      Guaranteed:  $50

                                                         Current:  $30

(We currently waive this charge when purchase payments less partial surrenders is at least $10,000.)

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value)

MORTALITY AND EXPENSE RISK FEE                                       1%

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6 APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(a)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)



                                                                       MINIMUM    MAXIMUM
Total expenses before fee waivers and/or expense reimbursements         0.61%      1.59%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                         MANAGEMENT  12b-1       OTHER        GROSS TOTAL
                                                                            FEES     FEES       EXPENSES    ANNUAL EXPENSES
AIM V.I. Core Equity Fund, Series I Shares                                 0.60%        --%        0.27%        0.87%(1),(2)
American Century VP Capital Appreciation, Class I                          1.00         --           --         1.00(3)
American Century VP Value, Class I                                         0.93         --           --         0.93(3)
Credit Suisse Trust - Global Small Cap Portfolio                           1.25         --         0.34         1.59(4)
Janus Aspen Series Large Cap Growth Portfolio: Institutional Shares        0.64         --         0.02         0.66(5)
Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares        0.60         --         0.01         0.61(5)
RiverSource(SM) Variable Portfolio - Balanced Fund                         0.54       0.13         0.14         0.81(6),(7),(8)
(previously AXP(R) Variable Portfolio - Managed Fund)
RiverSource(SM) Variable Portfolio - Cash Management Fund                  0.33       0.13         0.15         0.61(6),(7)
(previously AXP(R) Variable Portfolio - Cash Management Fund)
RiverSource(SM) Variable Portfolio - Diversified Bond Fund                 0.47       0.13         0.17         0.77(6),(7)
(previously AXP(R) Variable Portfolio - Diversified Bond Fund)
RiverSource(SM) Variable Portfolio - International Opportunity Fund        0.72       0.13         0.20         1.05(6),(7),(8)
(previously AXP(R) Variable Portfolio - Threadneedle International Fund)
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund                 0.56       0.13         0.14         0.83(6),(7),(8)
(previously AXP(R) Variable Portfolio - Large Cap Equity Fund)
RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund                   0.63       0.13         0.17         0.93(6),(7),(8),(9)



(1) Figures shown in the table are for the year ended Dec. 31, 2005 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total operating expenses of Series I shares to 1.30% of average daily nets assets. Effective upon the closing of the reorganization which will occur on or about May 1, 2006, the advisor for AIM V.I. Core Equity Fund, Series I Shares has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total operating expenses of Series I shares to 0.91% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total operating expenses to exceed the limit stated above:
     (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2007.
(2) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Core Equity Fund, Series I Shares, the "Gross total annual expenses" have been restated to reflect such reorganization.
(3) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2005.
(4) Fee waivers and/or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time. After fee waivers and expense reimbursements net expenses would be 1.40% Credit Suisse Trust - Global Small Cap Portfolio.
(5) Janus Capital has contractually agreed to waive certain Portfolios' total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) to certain limits until May 1, 2007.


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7 APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

(6) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2005, adjusted to reflect current fees.
(7) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays IDS Life Insurance Company an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
(8) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.04% for RiverSource(SM) Variable Portfolio - International Opportunity Fund, 0.02% for RiverSource(SM) Variable Portfolio - Large Cap Equity Fund and 0.07% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund. Management fees include the impact of a performance incentive adjustment fee that increased the management fee by 0.03% for RiverSource(SM) Variable Portfolio - Balanced Fund.
(9) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed 1.00% for RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. This example assumes the maximum fees and expenses of any of the funds for the last fiscal year. Although your actual costs may be higher or lower, based on this assumption your costs would be:



                  1 YEAR    3 YEARS    5 YEARS     10 YEARS
                 $ 273.98  $  840.66  $ 1,433.25  $ 3,035.96



MINIMUM EXPENSES. This example assumes the minimum fees and expenses of any of the funds for the last fiscal year. Although your actual costs may be higher or lower, based on this assumption your costs would be:



                  1 YEAR    3 YEARS    5 YEARS     10 YEARS
                 $ 173.53  $  537.78  $  926.20  $ 2,013.78



* In these examples, the $30 administrative charge is approximated as a .083% charge. This percentage was determined by dividing the total amount of the administrative charges collected during the year that are attributable to the contract by the total average net assets that are attributable to the contract


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8 APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION


(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.

We have provided this information for subaccounts that were not available under your contract as of Dec. 31, 2005.

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.



YEAR ENDED DEC. 31,                              2005    2004    2003    2002    2001    2000    1999    1998    1997    1996
AIM V.I. CORE STOCK FUND, SERIES I SHARES* (11/13/1995)
Accumulation unit value at beginning of period  $ 1.97  $ 1.91  $ 1.57  $ 1.96  $ 2.18  $ 2.09  $ 1.84  $ 1.61  $ 1.28  $1.05
Accumulation unit value at end of period        $ 2.01  $ 1.97  $ 1.91  $ 1.57  $ 1.96  $ 2.18  $ 2.09  $ 1.84  $ 1.61  $1.28
Number of accumulation units outstanding
at end of period (000 omitted)                     495     625     717     749     960   1,084   1,188   1,205     791    131

*AIM V.I. CORE STOCK FUND, SERIES I SHARES MERGED INTO AIM V.I. CORE EQUITY FUND, SERIES I SHARES ON APRIL 28, 2006
AMERICAN CENTURY VP CAPITAL APPRECIATION, CLASS I (1/29/1996)

Accumulation unit value at beginning of period  $ 1.11  $ 1.05  $ 0.88  $ 1.12  $ 1.58  $ 1.46  $ 0.90  $ 0.93  $ 0.97  $1.00
Accumulation unit value at end of period        $ 1.35  $ 1.11  $ 1.05  $ 0.88  $ 1.12  $ 1.58  $ 1.46  $ 0.90  $ 0.93  $0.97
Number of accumulation units outstanding
at end of period (000 omitted)                     461     488     526     591     685     874     397     303     256    156
AMERICAN CENTURY VP VALUE, CLASS I (9/4/1996)
Accumulation unit value at beginning of period  $ 2.32  $ 2.05  $ 1.61  $ 1.86  $ 1.66  $ 1.42  $ 1.45  $ 1.40  $ 1.12  $1.00
Accumulation unit value at end of period        $ 2.41  $ 2.32  $ 2.05  $ 1.61  $ 1.86  $ 1.66  $ 1.42  $ 1.45  $ 1.40  $1.12
Number of accumulation units outstanding
at end of period (000 omitted)                     739     941     887     881     646     335     316     410     224      9
CREDIT SUISSE TRUST - GLOBAL SMALL CAP PORTFOLIO (9/30/1996)
Accumulation unit value at beginning of period  $ 1.18  $ 1.01  $ 0.69  $ 1.06  $ 1.50  $ 1.87  $ 1.15  $ 1.09  $ 0.98  $1.00
Accumulation unit value at end of period        $ 1.36  $ 1.18  $ 1.01  $ 0.69  $ 1.06  $ 1.50  $ 1.87  $ 1.15  $ 1.09  $0.98
Number of accumulation units outstanding
at end of period (000 omitted)                     626     597     538     497     548     811     270     290     231     42
JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: INSTITUTIONAL SHARES (9/4/1996)
Accumulation unit value at beginning of period  $ 1.54  $ 1.49  $ 1.14  $ 1.57  $ 2.11  $ 2.49  $ 1.75  $ 1.30  $ 1.07  $1.00
Accumulation unit value at end of period        $ 1.59  $ 1.54  $ 1.49  $ 1.14  $ 1.57  $ 2.11  $ 2.49  $ 1.75  $ 1.30  $1.07
Number of accumulation units outstanding
at end of period (000 omitted)                   1,757   2,074   2,434   2,762   3,184   3,824   3,232   1,631   1,020     45
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO: INSTITUTIONAL SHARES (1/29/1996)
Accumulation unit value at beginning of period  $ 1.91  $ 1.84  $ 1.50  $ 2.03  $ 2.65  $ 3.17  $ 1.95  $ 1.53  $ 1.26  $1.00
Accumulation unit value at end of period        $ 2.00  $ 1.91  $ 1.84  $ 1.50  $ 2.03  $ 2.65  $ 3.17  $ 1.95  $ 1.53  $1.26
Number of accumulation units outstanding
at end of period (000 omitted)                   1,378   1,566   2,011   2,341   2,765   3,621   2,725   2,190   1,908    295
RIVERSOURCE(SM) VARIABLE PORTFOLIO - BALANCED FUND (11/10/1995)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period  $ 1.74  $ 1.61  $ 1.35  $ 1.57  $ 1.77  $ 1.83  $ 1.61  $ 1.40  $ 1.19  $1.02
Accumulation unit value at end of period        $ 1.79  $ 1.74  $ 1.61  $ 1.35  $ 1.57  $ 1.77  $ 1.83  $ 1.61  $ 1.40  $1.19
Number of accumulation units outstanding
at end of period (000 omitted)                     472     548     560     577     701     870     753     745     584     98
RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND*(11/10/1995)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period  $ 1.25  $ 1.26  $ 1.26  $ 1.26  $ 1.23  $ 1.17  $ 1.13  $ 1.09  $ 1.04  $1.00
Accumulation unit value at end of period        $ 1.27  $ 1.25  $ 1.26  $ 1.26  $ 1.26  $ 1.23  $ 1.17  $ 1.13  $ 1.09  $1.04
Number of accumulation units outstanding
at end of period (000 omitted)                     162     135     213   1,046   1,042   1,012     949     977     151    501

*THE 7-DAY SIMPLE AND COMPOUND YIELDS FOR RIVERSOURCE(SM) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND AT DEC. 31, 2005 WERE
2.55% AND 2.58%, RESPECTIVELY.

RIVERSOURCE(SM) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/10/1995)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND)
Accumulation unit value at beginning of period  $ 1.47  $ 1.42  $ 1.38  $ 1.32  $ 1.24  $ 1.18  $ 1.18  $ 1.17  $ 1.09  $1.02
Accumulation unit value at end of period        $ 1.49  $ 1.47  $ 1.42  $ 1.38  $ 1.32  $ 1.24  $ 1.18  $ 1.18  $ 1.17  $1.09
Number of accumulation units outstanding
at end of period (000 omitted)                     401     431     653     659     746     330     340     339     206     63


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9 APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)



YEAR ENDED DEC. 31,                              2005    2004    2003    2002    2001    2000    1999   1998    1997   1996
RIVERSOURCE(SM) VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (11/10/1995)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - THREADNEEDLE INTERNATIONAL FUND)
Accumulation unit value at beginning of period  $1.19   $1.02   $0.81   $ 1.00  $ 1.41  $ 1.90  $ 1.32  $1.15  $1.13   $1.04
Accumulation unit value at end of period        $1.34   $1.19   $1.02   $ 0.81  $ 1.00  $ 1.41  $ 1.90  $1.32  $1.15   $1.13
Number of accumulation units outstanding
at end of period (000 omitted)                     279     287     278     280     292     450     203    178    153      75
RIVERSOURCE(SM) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (11/10/1995)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period  $1.40   $1.34   $1.05   $ 1.36  $ 1.67  $ 2.05  $ 1.67  $1.36  $1.11   $1.03
Accumulation unit value at end of period        $1.48   $1.40   $1.34   $ 1.05  $ 1.36  $ 1.67  $ 2.05  $1.67  $1.36   $1.11
Number of accumulation units outstanding
at end of period (000 omitted)                     571     655     711     742     797     957     911    738    421     197
RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND* (11/10/1995)
(PREVIOUSLY AXP(R) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period  $1.09   $1.01   $0.79   $ 1.17  $ 1.76  $ 2.20  $ 1.30  $1.28  $1.15   $0.99
Accumulation unit value at end of period        $1.18   $1.09   $1.01   $ 0.79  $ 1.17  $ 1.76  $ 2.20  $1.30  $1.28   $1.15
Number of accumulation units outstanding
at end of period (000 omitted)                     767     847   1,005   1,072   1,149   1,352   1,005    694    452     269

*RIVERSOURCE(SM) VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND MERGED INTO RIVERSOURCE(SM) VARIABLE PORTFOLIO - MID CAP
GROWTH FUND ON MARCH 17, 2006.



FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

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10 APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under Arizona law on Feb. 9, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Partners Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contract currently offers subaccounts investing in shares of the funds listed in the table below.


- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.


- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

-  REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
   We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to, compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

   We and/or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue. The amount of this revenue is most often based on a percentage of average daily net assets invested in the fund. For example, the revenue we receive from affiliates of funds other than the RiverSource Variable Portfolio Funds (unaffiliated funds) currently ranges up to 0.50% of the average daily net assets invested in the fund through this contract and other contracts we or our affiliates issue.


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11 APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

   In some cases, this revenue may be based, in part, on sales one of our affiliates makes of other securities including, but not limited to, publicly-traded retail mutual funds and/or the average daily net assets resulting from these sales. We or our affiliates may also receive revenue which is not based on a percentage of average daily net assets.

   The amount of this revenue varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Portfolio Funds. These revenue payments may also influence recommendations we make regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

   The revenue we receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid to us and/or our affiliates in 2005.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive this revenue for various purposes including, but not limited to:

   -  Compensating, training and educating sales personnel.

   - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners.

   - Providing sub-transfer agency and shareholder servicing to contract owners.

   - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

   - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

   - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD).

   -  Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

   - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

   - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


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12 APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

YOU CAN DIRECT YOUR NET PREMIUMS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:


FUND                        INVESTMENT OBJECTIVES AND POLICIES                                INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity        Growth of capital. Invests normally at least 80% of its net       A I M Advisors, Inc.
Fund, Series I Shares       assets, plus the amount of any borrowings for investment
                            purposes, in equity securities, including convertible
                            securities of established companies that have long-term
                            above-average growth in earnings and dividends and growth
                            companies that are believed to have the potential for
                            above-average growth in earnings and dividends. The Fund may invest up to 25% of its total assets in foreign securities.

American Century VP         Capital growth. Invests primarily in common stocks that are       American Century Investment
Capital Appreciation,       considered by management to have better-than-average prospects    Management, Inc.
Class I                     for appreciation.

American Century VP         Capital growth, with income as a secondary objective. Invests     American Century Investment
Value, Class I              primarily in stocks of companies that management believes to be   Management, Inc.
                            undervalued at the time of purchase.

Credit Suisse Trust -       Long-term growth of capital. Invests primarily in equity          Credit Suisse Asset Management, LLC,
Global Small Cap Portfolio  securities of small companies from at least three countries       investment adviser; Credit Suisse
                            including the U.S.                                                Asset Management Limited ("Credit
                                                                                              Suisse Asset Management, LLC's"
                                                                                              affiliates in U.K. and Japan, and
                                                                                              Credit Suisse Asset Management
                                                                                              (Australia) Limited), sub-advisers.

Janus Aspen Series Large    Long-term growth of capital in a manner consistent with the       Janus Capital
Cap Growth Portfolio:       preservation of capital. Invests under normal circumstances at
Institutional Shares        least 80% of its net assets in large-sized companies.
                            Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000(R)
                            Index at the time of purchase.

Janus Aspen Series          Long-term growth of capital in a manner consistent with the       Janus Capital
Worldwide Growth            preservation of capital. Invests primarily in common stocks of
Portfolio: Institutional    companies of any size located throughout the world. The
Shares                      Portfolio normally invests in issuers from at least five
                            different countries, including the United States. The Portfolio under unusual circumstances invests in fewer than five
                            countries or even a single country.

RiverSource Variable        Maximum total investment return through a combination of          RiverSource Investments
Portfolio - Balanced Fund   capital growth and current income. Invests primarily in a
                            combination of common and preferred stocks, bonds and other debt securities. Under normal market conditions, at least 50%
                            of the Fund's total assets are invested in common stocks and no less than 25% of the Fund's total assets are invested in debt securities. The Fund may invest up to 25% of its total assets in foreign investments.


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13 APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

FUND                        INVESTMENT OBJECTIVES AND POLICIES                                INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable        Maximum current income consistent with liquidity and stability    RiverSource Investments
Portfolio - Cash            of principal. Invests primarily in money market instruments,
Management Fund             such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of
                            deposit, bankers' acceptances, letters of credit, and
                            commercial paper, including asset-backed commercial paper.

RiverSource Variable        High level of current income while attempting to conserve the     RiverSource Investments
Portfolio - Diversified     value of the investment and continuing a high level of income
Bond Fund                   for the longest period of time. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in securities like those included in the
                            Lehman Brothers Aggregate Bond Index (Index), which are
                            investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the
                            Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds.

RiverSource Variable        Capital appreciation. Invests primarily in equity securities of   RiverSource Investments, adviser;
Portfolio - International   foreign issuers that offer strong growth potential. The Fund      Threadneedle International Limited,
Opportunity Fund            may invest in developed and in emerging markets.                  an indirect wholly-owned subsidiary
                                                                                              of Ameriprise Financial, subadviser.

RiverSource Variable        Capital appreciation. Under normal market conditions, the Fund    RiverSource Investments
Portfolio - Large Cap       invests at least 80% of its net assets in equity securities of
Equity Fund                 companies with market capitalization greater than $5 billion at the time of purchase.

RiverSource Variable        Growth of capital. Under normal market conditions, the Fund       RiverSource Investments
Portfolio - Mid Cap         invests at least 80% of its net assets in equity securities of
Growth Fund                 mid capitalization companies. The investment manager defines mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by the share price) falls within the range of the Russell Midcap(R) Growth Index.


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14 APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

THE FIXED ACCOUNT

You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. The interest rate we apply to each purchase payment and transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and our revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)


BUYING YOUR CONTRACT

Our representative can help you prepare and submit your application. Alternatively, you may ask us for the forms and prepare them yourself. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy.

When you apply, you may select:

-  the fixed account and/or subaccounts in which you want to invest;

-  how you want to make purchase payments;

- the date you want to start receiving annuity payouts (the annuity start date); and

-  a beneficiary.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our administrative office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our administrative office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our administrative office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE ANNUITY START DATE


Annuity payouts are to begin on the annuity start date. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.


FOR NONQUALIFIED ANNUITIES, the annuity start date must be:


-  no earlier than the 30th day after the contract's effective date; and

- no later than the annuitant's 85th birthday or before the tenth contract anniversary, if purchased after age 75. (In Pennsylvania, the annuity start date must be no later than the annuitant's 85th birthday.)


FOR QUALIFIED ANNUITIES, to comply with IRS regulations, the annuity start date generally must be:

- by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2.


If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later. (In Pennsylvania, annuity payouts must start no later than the annuitant's 85th birthday.)


BENEFICIARY


If death benefits become payable before the annuity start date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)


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15 APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

PURCHASE PAYMENTS

MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)

   If paying by installments under a scheduled payment plan:

      $100 per month

      $50 biweekly

   If paying by any other method:

      $2,000 initial payment for nonqualified annuities

      $1,000 initial payment for qualified annuities

      $100 for any additional payments

   Installments must total at least $1,000 in the first year.


(1) If you do not make any purchase payments for the most recent 24 months, and your previous payments total $1,000 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts sold to New Jersey residents.


MAXIMUM ALLOWABLE PURCHASE PAYMENTS(2) (for the first year, this is based on your age or the age of the annuitant (whoever is older) on the effective date of the contract):

   For the first year:

      $1,000,000 through age 75

      $500,000 for ages 76 through 85

      $50,000 for ages 86 to 90

   For each subsequent year:

      $50,000


(2) These limits apply in total to all American Partners Life annuities you own. We reserve the right to increase maximum limits or reduce age limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

Send your check along with your name and contract number to:

AMERICAN PARTNERS LIFE INSURANCE COMPANY

1751 AMERIPRISE FINANCIAL CENTER

MINNEAPOLIS, MN 55474

2 BY SCHEDULED PAYMENT PLAN

Through:

-  a bank authorization.

3 OTHER METHOD ACCEPTABLE TO US

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16 APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge for any contract year where:


- the total purchase payments (less partial surrenders) on the current contract anniversary is $10,000 or more; or

-  a death benefit is payable; or


-  you surrender the contract in full.

This charge does not apply after annuity payouts begin.

We reserve the right to increase the annual contract administrative charge in the future, but we guarantee that it will never exceed $50 per year. Also, we reserve the right to impose the charge on all contracts, including those with purchase payments equal to or greater than $10,000.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1% of their average daily net assets on an annual basis. This fee covers the mortality risk and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because the contract administrative charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.


We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses.

FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds (see "Annual Operating Expenses of the Funds").


PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you surrender your contract.

OTHER INFORMATION ON CHARGES

There is no surrender charge if you take a total or a partial surrender from your contract.

In some cases, we may incur lower sales and administrative expenses. In those cases, we may, at our discretion, reduce or eliminate the contract administrative charge. However, we expect this to occur infrequently.

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17 APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

-  plus interest credited;

-  minus the sum of amounts surrendered and amounts transferred out; and

-  minus any prorated portion of the contract administrative charge.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that account. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount or we assess a contract administrative charge.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.


ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.


WE DETERMINE THE NET INVESTMENT FACTOR BY:


- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then


-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-  additional purchase payments you allocate to the subaccounts;

-  transfers into or out of the subaccounts;

-  partial surrenders; and/or

-  deduction of a prorated portion of the contract administrative charge.

Accumulation unit values will fluctuate due to:

-  changes in fund net asset value;

-  fund dividends distributed to the subaccounts;

-  fund capital gains or losses;

-  fund operating expenses; and

-  mortality and expense risk fees.

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18 APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                       NUMBER
By investing an equal number                                 AMOUNT    ACCUMULATION   OF UNITS
of dollars each month ...                      MONTH        INVESTED    UNIT VALUE    PURCHASED
                                                Jan          $100          $20          5.00

                                                Feb           100           18          5.56

you automatically buy                           Mar           100           17          5.88
more units when the
per unit market price is low ... ------>        Apr           100           15          6.67

                                                May           100           16          6.25

                                                Jun           100           18          5.56

                                                Jul           100           17          5.88

and fewer units                                 Aug           100           19          5.26
when the per unit
market price is high.            ------>        Sept          100           21          4.76

                                                Oct           100           20          5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact our administrative office.

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin.

When your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our administrative office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our administrative office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time.


WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE OR LESS RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.


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19 APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,


- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.


Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.


IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of asset allocation or dollar-cost averaging. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.


If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

-  requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

-  not accepting telephone or electronic transfer requests;

-  requiring a minimum time period between each transfer;

-  not accepting transfer requests of an agent acting under power of attorney;

-  limiting the dollar amount that you may transfer at any one time; or

-  suspending the transfer privilege.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.


We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE, EXCHANGE AND REDEMPTION OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION NUMBER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:


- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.


- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.


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20 APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

- Each underlying fund is responsible for its own market timing policy, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.


Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities, such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.


FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSES TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.


TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, from the subaccounts to the fixed account or from the fixed account to the subaccounts.

-  The amount transferred to any one account must be at least $100.

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21 APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

HOW TO REQUEST A TRANSFER OR SURRENDER

1 BY LETTER


Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:


AMERICAN PARTNERS LIFE INSURANCE COMPANY

1751 AMERIPRISE FINANCIAL CENTER

MINNEAPOLIS, MN 55474

MINIMUM AMOUNT

Transfers or surrenders: $100 or entire account balance

MAXIMUM AMOUNT

Transfers or surrenders: Contract value or entire account balance


* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.


2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

You can set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated surrenders may be restricted by applicable law under some contracts.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

MINIMUM AMOUNT

Transfers or surrenders:   $100

3 BY PHONE

Call between 8 a.m. and 5:30 p.m. Central time:

(800) 633-4003

TTY service for the hearing impaired:

(800) 710-5260

MINIMUM AMOUNT

Transfers or surrenders:   $100 or entire account balance

MAXIMUM AMOUNT

Transfers:                 Contract value or entire account balance

Surrenders:                $5,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders NOT be authorized from your account by writing to us.

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22 APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

SURRENDERS


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our administrative office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our administrative office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin.

Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit will also be reduced. In addition, surrenders you are required to take to satisfy RMDs under the Code may reduce the value of your death benefit (see "Taxes -- Qualified Annuities -- Required minimum distributions").


SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

RECEIVING PAYMENT

By regular or express mail:

-  payable to you.

-  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

  -- the surrender amount includes a purchase payment check that has not cleared;

  --  the NYSE is closed, except for normal holiday and weekend closings;

  --  trading on the NYSE is restricted, according to SEC rules;

  -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  -- the SEC permits us to delay payment for the protection of security holders.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our administrative office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")


If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

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23 APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

BENEFITS IN CASE OF DEATH

If you or the annuitant die before annuity payouts begin while the contract is in force, we will pay the beneficiary the greater of:

-  contract value; or

-  purchase payments minus partial surrenders.


IF YOU DIE BEFORE YOUR RETIREMENT DATE: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.


QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:


   - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and


   -  payouts begin no later than one year following the year of your death; and


   - the payout period does not extend beyond the beneficiary's life or life expectancy.


- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

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24 APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the annuity start date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements.

The amount available to purchase payouts under the plan you select is the contract value (less any applicable premium tax) on your annuity start date. We will make annuity payouts on a fixed basis.

Amounts of payouts depend on:

-  the annuity payout plan you select;


-  the annuitant's age and, in most cases, sex; and


-  the annuity table in the contract.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:


- PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

- PLAN B -- LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the annuity start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.


- PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.


- PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan that complies with your contract and with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.


IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.


IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

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25 APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records.

NONQUALIFIED ANNUITIES

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.


ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

SURRENDERS: If you surrender part or all of your nonqualified annuity before your annuity payouts begin, your surrender payment will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING (INCLUDING IRAs AND SEPs): If you receive taxable income as a result of an annuity payout or a surrender, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding.

If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.


The withholding requirements differ if we deliver the payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not exempt from estate or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.


PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or, in the event of non-natural ownership, the death of the annuitant;

-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);


-  if it is allocable to an investment before Aug. 14, 1982; or


-  if the annuity payouts begin before the first contract anniversary.

--------------------------------------------------------------------------------
26 APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.


COLLATERAL ASSIGNMENT: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral.

ANNUITY PAYOUTS: Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA.

SURRENDERS: Under a qualified annuity, the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions (RMDs) generally beginning at age 70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits to increase. RMDs may reduce the value of certain death benefits. You should consult your tax advisor for an explanation of the potential tax implications to you.

PENALTIES: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

-  because of your death,

-  because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

-  to pay certain medical or education expenses (IRAs only).


DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA.


COLLATERAL ASSIGNMENT: You may not collaterally assign or pledge your qualified annuity.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

--------------------------------------------------------------------------------
27 APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

AMERICAN PARTNERS LIFE'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.


TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As an owner with investments in the subaccounts, you may vote on important fund policies. We will vote fund shares according to your instructions.

The number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

We calculate votes separately for each subaccount. We will send notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled.

We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:


-  laws or regulations change;

-  the existing funds become unavailable; or


-  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:


-  change the funds in which the subaccounts invest; and


-  make additional subaccounts investing in additional funds.


We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).


In the event of substitution of any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

--------------------------------------------------------------------------------
28 APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER


Ameriprise Financial Services, Inc. serves as the principal underwriter and distributes the contracts continuously. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. Ameriprise Financial Services, Inc. is a wholly-owned subsidiary of Ameriprise Financial, Inc.


ISSUER


American Partners Life issues the contracts. American Partners Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

American Partners Life is a stock life insurance company organized in 1988 under the laws of the State of Arizona. Our administrative office is located at 1751 Ameriprise Financial Center, Minneapolis, MN 55474. Our statutory address is 3225 North Central Avenue, Phoenix, AZ 85012. American Partners Life conducts a conventional life insurance business.

LEGAL PROCEEDINGS

The SEC, the NASD and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. American Partners Life has received requests for information concerning some of these practices and is cooperating fully with these inquiries.

American Partners Life and its affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of their respective business activities. American Partners Life believes it has meritorious defenses to each of these actions and intends to defend them vigorously. American Partners Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

There are no pending legal proceedings affecting the Variable Account. During 2005, the principal underwriter of the contract, Ameriprise Financial Services, Inc., under its previous name, American Express Financial Advisors Inc., settled various regulatory proceedings with the SEC, the NASD and state securities regulators. American Partners Life does not believe that the terms of any of these settlements will have a material adverse impact on the ability of Ameriprise Financial Services, Inc. to perform its duties on behalf of the Variable Account as principal underwriter of the contract.


--------------------------------------------------------------------------------
29 APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts                                              p. 3

Rating Agencies                                                          p. 3

Revenue Received During Calendar Year 2005                               p. 3

Principal Underwriter                                                    p. 4

Independent Registered Public Accounting Firm                            p. 4

Financial Statements


--------------------------------------------------------------------------------
30 APL PRIVILEGED ASSETS SELECT ANNUITY -- PROSPECTUS

[RIVERSOURCE ANNUITIES(SM) LOGO]

American Partners Life Insurance Company
1751 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 633-4003


30325 N (5/06)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                       PRIVILEGED ASSETS(R) SELECT ANNUITY

                         APL VARIABLE ANNUITY ACCOUNT 1

                                   MAY 1, 2006

APL Variable Annuity Account 1 is a separate account established and maintained by American Partners Life Insurance Company (American Partners Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below.

American Partners Life Insurance Company
1751 Ameriprise Financial Center
Minneapolis, MN 55474
(800) 633-4003

TABLE OF CONTENTS

Calculating Annuity Payouts                                                 p. 3
Rating Agencies                                                             p. 3

Revenues Received During Calendar Year 2005                                 p. 3
Principal Underwriter                                                       p. 4
Independent Registered Public Accounting Firm                               p. 4
Financial Statements


CORPORATE CONSOLIDATION


Later this year, American Partners Life and one of its affiliates, American Enterprise Life Insurance Company, plan to merge into their parent company, IDS Life Insurance Company (IDS Life). This merger will help simplify overall corporate structure because these three life insurance companies will be consolidated into one. We currently expect this consolidation to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, we plan to change the name of the surviving life insurance company to RiverSource Life Insurance Company. This consolidation and renaming will not have any adverse effect on the benefits under your contract.


--------------------------------------------------------------------------------
2 - APL VARIABLE ANNUITY ACCOUNT 1

CALCULATING ANNUITY PAYOUTS

We guarantee the fixed annuity payout amounts. Once calculated, the payout will remain the same and never change. To calculate annuity payouts we:

- take the total value of the fixed account and the subaccounts at the annuity start date or the date selected to begin receiving annuity payouts; then

- using an annuity table we apply the value according to the annuity payout plan selected.

The annuity payout table we use will be the one in effect at the time chosen to begin annuity payouts. The table will be equal to or greater than the table in the contract.

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.


For detailed information on the agency ratings given to us, see "Debt & Ratings Information" under "Investors Relations" on our website at ameriprise.com or contact your sales representative. Or view our current ratings by visiting the agency websites directly at:


A.M. Best                                                         www.ambest.com

Fitch                                                       www.fitchratings.com


Standard & Poor's                                       www.standardandpoors.com


A.M. Best-- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.


Standard & Poor's-- Rates insurance companies for their financial strength.

REVENUES RECEIVED DURING CALENDAR YEAR 2005:

The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2005. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.



Fidelity(R) Variable Insurance Products                                         $ 8,854,855.66
Franklin(R) Templeton(R) Variable Insurance Products Trust                        6,823,584.36
Liberty Variable Investment Trust / Wanger Advisors Trust                         6,167,159.08
American Century(R) Variable Portfolios, Inc.                                     5,916,210.77
Goldman Sachs Variable Insurance Trust                                            5,908,269.00
AIM Variable Insurance Funds                                                      4,657,038.45
AllianceBernstein Variable Products Series Fund, Inc.                             4,105,185.33
Putnam Variable Trust                                                             2,894,721.89
MFS(R) Variable Insurance Trust(SM)                                               2,814,229.09
Credit Suisse Trust                                                               1,948,062.06
Wells Fargo Advantage Variable Trust Funds                                        1,785,045.10
Janus Aspen Series                                                                  973,913.25
Evergreen Variable Annuity Trust                                                    950,086.78
Oppenheimer Variable Account Funds                                                  940,501.39
Third Avenue Variable Series Trust                                                  930,151.06
Royce Capital Fund                                                                  909,404.51
Lazard Retirement Series, Inc.                                                      866,279.90
Van Kampen Life Investment Trust / The Universal Institutional Funds, Inc.          766,423.33
Pioneer Variable Contracts Trust                                                    367,921.93
Calvert Variable Series, Inc.                                                       166,558.14
Dreyfus Investment Portfolios / Dreyfus Variable Investment Fund                     40,580.81
STI Classic Variable Trust                                                           25,316.37
Premier VIT                                                                          20,167.99
Baron Capital Funds Trust                                                             7,180.35
J.P. Morgan Series Trust II                                                           4,344.49


If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Portfolio Funds or their affiliates would be at the top of the list.

--------------------------------------------------------------------------------
3 - APL VARIABLE ANNUITY ACCOUNT 1

PRINCIPAL UNDERWRITER

Ameriprise Financial Services, Inc. (Ameriprise Financial Services) serves as principal underwriter for the contract, which it offers on a continuous basis. Ameriprise Financial Services is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Our sales representatives are licensed insurance and annuity agents and are registered with the NASD as our representatives. Ameriprise Financial Services is an affiliate of ours. Both Ameriprise Financial Services and American Partners Life are ultimately controlled by Ameriprise Financial, Inc. The principal business address of Ameriprise Financial Services is 70100 Ameriprise Financial Center, Minneapolis, MN 55474. American Partners Life does not pay Ameriprise Financial Services any underwriting commissions for its role as principal underwriter of the contract.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, independent registered public accounting firm, have audited the consolidated financial statements of American Partners Life Insurance Company at Dec. 31, 2005 and 2004, and for each of the three years in the period ended Dec. 31, 2005, and the individual financial statements of the segregated asset subaccounts of the APL Variable Annuity Account 1 (which includes Privileged Assets Select Annuity) at Dec. 31, 2005, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


--------------------------------------------------------------------------------
4 - APL VARIABLE ANNUITY ACCOUNT 1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
AMERICAN PARTNERS LIFE INSURANCE COMPANY

We have audited the accompanying individual statements of assets and liabilities of the 12 segregated asset subaccounts of APL Variable Annuity Account 1, referred to in Note 1, as of December 31, 2005, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Partners Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of APL Variable Annuity Account 1's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of APL Variable Annuity Account 1's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 12 segregated asset subaccounts of APL Variable Annuity Account 1, referred to in Note 1, at December 31, 2005, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                            /s/ Ernst & Young LLP


Minneapolis, Minnesota
March 31, 2006

--------------------------------------------------------------------------------
5 - APL VARIABLE ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                 AIM VI        AC VP         AC VP                    JANUS ASPEN
                                                              CORE STOCK,    CAP APPR,        VAL,       CS GLOBAL    LG CAP GRO,
DECEMBER 31, 2005                                                SER I          CL I          CL I         SM CAP         INST
ASSETS
Investments, at value(1),(2)                                  $    996,918  $    621,601  $  1,786,005  $    849,526  $  2,797,871
Dividends receivable                                                    --            --            --            --            --
Accounts receivable from American Partners Life
  for contract purchase payments                                        --            --            --            34             4
Receivable for share redemptions                                     3,621            --            11            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     1,000,539       621,601     1,786,016       849,560     2,797,875
==================================================================================================================================
LIABILITIES
Payable to American Partners Life for:
    Mortality and expense risk fee                                     838           506         1,524           709         2,344
    Contract terminations                                            3,621            --            11            --            --
Payable for investments purchased                                       --            --            --            34             4
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    4,459           506         1,535           743         2,348
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     $    996,080  $    621,095  $  1,784,481  $    848,817  $  2,795,527
==================================================================================================================================
(1) Investment shares                                               52,332        66,481       217,806        65,600       134,126
(2) Investments, at cost                                      $    951,586  $    645,443  $  1,582,341  $    852,559  $  3,224,801
----------------------------------------------------------------------------------------------------------------------------------

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                              JANUS ASPEN
                                                               WORLD GRO,      RVS VP        RVS VP        RVS VP        RVS VP
DECEMBER 31, 2005 (CONTINUED)                                     INST          BAL        CASH MGMT      DIV BOND      INTL OPP
ASSETS
Investments, at value(1),(2)                                  $  2,759,518  $    848,675  $    206,411  $    595,541  $    374,581
Dividends receivable                                                    --            --           603         1,965            --
Accounts receivable from American Partners Life
  for contract purchase payments                                        --             6            --            86            12
Receivable for share redemptions                                        11            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     2,759,529       848,681       207,014       597,592       374,593
==================================================================================================================================
LIABILITIES
Payable to American Partners Life for:
    Mortality and expense risk fee                                   2,315           701           169           496           309
    Contract terminations                                               11            --            --            --            --
Payable for investments purchased                                       --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    2,326           701           169           496           309
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     $  2,757,203  $    847,980  $    206,845  $    597,096  $    374,284
==================================================================================================================================
(1) Investment shares                                               98,695        57,274       206,485        56,849        34,607
(2) Investments, at cost                                      $  3,291,099  $    936,958  $    206,411  $    598,558  $    277,011
----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
6 - APL VARIABLE ANNUITY ACCOUNT 1

STATEMENTS OF ASSETS AND LIABILITIES

                                                                      SEGREGATED
                                                                  ASSET SUBACCOUNTS
                                                              --------------------------
                                                                 RVS VP        RVS VP
DECEMBER 31, 2005 (CONTINUED)                                  LG CAP EQ    STRATEGY AGGR
ASSETS
Investments, at value(1),(2)                                  $    843,465  $     903,267
Dividends receivable                                                    --             --
Accounts receivable from American Partners Life
  for contract purchase payments                                        --             17
Receivable for share redemptions                                        --             --
-----------------------------------------------------------------------------------------
Total assets                                                       843,465        903,284
=========================================================================================
LIABILITIES
Payable to American Partners Life for:
    Mortality and expense risk fee                                     693            744
    Contract terminations                                               --             --
Payable for investments purchased                                       --             --
-----------------------------------------------------------------------------------------
Total liabilities                                                      693            744
-----------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period     $    842,772  $     902,540
=========================================================================================
(1) Investment shares                                               38,368        103,489
(2) Investments, at cost                                      $  1,010,405  $     771,633
-----------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
7 - APL VARIABLE ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                 AIM VI         AC VP         AC VP                    JANUS ASPEN
                                                              CORE STOCK,    CAP APPR,        VAL,       CS GLOBAL    LG CAP GRO,
YEAR ENDED DECEMBER 31, 2005                                     SER I          CL I          CL I         SM CAP         INST
INVESTMENT INCOME
Dividend income                                               $      4,288  $         --  $     18,863  $         --  $      9,597
Variable account expenses                                           10,933         5,279        19,989         7,599        28,833
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     (6,645)       (5,279)       (1,126)       (7,599)      (19,236)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                            297,763       182,005       707,997       116,323       585,451
    Cost of investments sold                                       295,481       221,319       647,292       125,521       708,878
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     2,282       (39,314)       60,705        (9,198)     (123,427)
Distributions from capital gains                                        --            --       218,255            --            --
Net change in unrealized appreciation or
  depreciation of investments                                       22,917       147,376      (208,638)      126,983       224,925
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      25,199       108,062        70,322       117,785       101,498
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   $     18,554  $    102,783  $     69,196  $    110,186  $     82,262
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                               JANUS ASPEN
                                                               WORLD GRO,      RVS VP        RVS VP        RVS VP        RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                          INST          BAL        CASH MGMT      DIV BOND      INTL OPP
INVESTMENT INCOME
Dividend income                                               $     38,225  $     22,607  $      4,641  $     23,419  $      4,842
Variable account expenses                                           27,669         8,827         1,771         6,302         3,381
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     10,556        13,780         2,870        17,117         1,461
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                            489,486       191,147        24,121        86,524        75,256
    Cost of investments sold                                       619,429       209,150        24,121        86,658        57,442
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  (129,943)     (18,003)            --          (134)       17,814
Distributions from capital gains                                        --        25,666            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                      241,915         2,974            --       (10,311)       23,535
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     111,972        10,637            --       (10,445)       41,349
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   $    122,528  $     24,417  $      2,870  $      6,672  $     42,810
==================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
8 - APL VARIABLE ANNUITY ACCOUNT 1

STATEMENTS OF OPERATIONS

                                                                       SEGREGATED
                                                                    ASSET SUBACCOUNTS
                                                              ---------------------------
                                                                 RVS VP         RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                       LG CAP EQ    STRATEGY AGGR
INVESTMENT INCOME
Dividend income                                               $      9,791  $         762
Variable account expenses                                            8,759          8,596
-----------------------------------------------------------------------------------------
Investment income (loss) -- net                                      1,032         (7,834)
=========================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                            176,252        168,729
    Cost of investments sold                                       219,893        156,983
-----------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (43,641)        11,746
Distributions from capital gains                                        --             --
Net change in unrealized appreciation or
  depreciation of investments                                       85,058         61,315
-----------------------------------------------------------------------------------------
Net gain (loss) on investments                                      41,417         73,061
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   $     42,449  $      65,227
=========================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
9 - APL VARIABLE ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                 AIM VI         AC VP        AC VP                     JANUS ASPEN
                                                               CORE STOCK,    CAP APPR,       VAL,        CS GLOBAL    LG CAP GRO,
YEAR ENDED DECEMBER 31, 2005                                     SER I          CL I          CL I         SM CAP         INST
OPERATIONS
Investment income (loss) -- net                               $     (6,645) $     (5,279) $     (1,126) $     (7,599) $    (19,236)
Net realized gain (loss) on sales of investments                     2,282       (39,314)       60,705        (9,198)     (123,427)
Distributions from capital gains                                        --            --       218,255            --            --
Net change in unrealized appreciation or
  depreciation of investments                                       22,917       147,376      (208,638)      126,983       224,925
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         18,554       102,783        69,196       110,186        82,262
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          41,416        16,344       114,724        49,334       104,343
Net transfers(1)                                                   (78,147)      123,622      (224,336)       91,324      (110,394)
Contract charges                                                    (1,002)         (358)       (1,013)         (447)       (2,761)
Contract terminations:
    Surrender benefits                                            (186,860)     (163,443)     (317,339)     (105,306)     (450,697)
    Death benefits                                                 (26,942)       (1,378)      (41,505)          (68)      (22,761)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    (251,535)      (25,213)     (469,469)       34,837      (482,270)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  1,229,061       543,525     2,184,754       703,794     3,195,535
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                     $    996,080  $    621,095  $  1,784,481  $    848,817  $  2,795,527
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                             625,120       487,925       941,079       596,818     2,073,770
Contract purchase payments                                          21,482        13,671        49,480        40,001        68,675
Net transfers(1)                                                   (40,320)       99,164       (96,542)       72,311       (72,078)
Contract charges                                                      (520)         (300)         (436)         (365)       (1,817)
Contract terminations:
    Surrender benefits                                             (96,438)     (137,800)     (136,296)      (82,652)     (296,152)
    Death benefits                                                 (14,197)       (1,284)      (18,101)          (60)      (15,230)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                   495,127       461,376       739,184       626,053     1,757,168
==================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
10 - APL VARIABLE ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                               JANUS ASPEN
                                                                WORLD GRO,     RVS VP        RVS VP        RVS VP        RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                          INST           BAL       CASH MGMT      DIV BOND      INTL OPP
OPERATIONS
Investment income (loss) -- net                               $     10,556  $     13,780  $      2,870  $     17,117  $      1,461
Net realized gain (loss) on sales of investments                  (129,943)      (18,003)           --          (134)       17,814
Distributions from capital gains                                        --        25,666            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                      241,915         2,974            --       (10,311)       23,535
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        122,528        24,417         2,870         6,672        42,810
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                         116,815        24,456         8,970        23,611        11,119
Net transfers(1)                                                  (129,300)      (13,491)       42,875        (4,270)       31,007
Contract charges                                                    (2,951)         (482)         (353)         (442)         (222)
Contract terminations:
    Surrender benefits                                            (321,878)      (99,546)      (16,806)      (62,615)      (51,215)
    Death benefits                                                 (17,916)      (43,955)           --        (1,282)           --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    (355,230)     (133,018)       34,686       (44,998)       (9,311)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  2,989,905       956,581       169,289       635,422       340,785
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                     $  2,757,203  $    847,980  $    206,845  $    597,096  $    374,284
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           1,566,493       548,385       134,898       431,250       286,820
Contract purchase payments                                          61,816        13,952         7,111        15,927         9,165
Net transfers(1)                                                   (69,406)       (7,557)       33,831        (2,943)       24,177
Contract charges                                                    (1,561)         (276)         (280)         (298)         (187)
Contract terminations:
    Surrender benefits                                            (169,449)      (56,731)      (13,293)      (42,249)      (40,543)
    Death benefits                                                  (9,594)      (25,308)           --          (871)           --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 1,378,299       472,465       162,267       400,816       279,432
==================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
11 - APL VARIABLE ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED
                                                                   ASSET SUBACCOUNTS
                                                              ---------------------------
                                                                 RVS VP         RVS VP
YEAR ENDED DECEMBER 31, 2005 (CONTINUED)                        LG CAP EQ   STRATEGY AGGR
OPERATIONS
Investment income (loss) -- net                               $      1,032  $      (7,834)
Net realized gain (loss) on sales of investments                   (43,641)        11,746
Distributions from capital gains                                        --             --
Net change in unrealized appreciation or
  depreciation of investments                                       85,058         61,315
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         42,449         65,227
=========================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          36,239         48,695
Net transfers(1)                                                   (20,595)        16,848
Contract charges                                                      (690)          (742)
Contract terminations:
    Surrender benefits                                            (111,820)      (149,843)
    Death benefits                                                 (22,236)            --
-----------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    (119,102)       (85,042)
-----------------------------------------------------------------------------------------
Net assets at beginning of year                                    919,425        922,355
-----------------------------------------------------------------------------------------
Net assets at end of year                                     $    842,772  $     902,540
=========================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                             655,142        847,292
Contract purchase payments                                          25,843         44,942
Net transfers(1)                                                   (14,600)        14,470
Contract charges                                                      (489)          (696)
Contract terminations:
    Surrender benefits                                             (78,458)      (139,006)
    Death benefits                                                 (16,167)            --
-----------------------------------------------------------------------------------------
Units outstanding at end of year                                   571,271        767,002
=========================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
(to) American Partners Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
12 - APL VARIABLE ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                                 AIM VI         AC VP         AC VP                    JANUS ASPEN
                                                              CORE STOCK,    CAP APPR,        VAL,       CS GLOBAL     LG CAP GRO,
YEAR ENDED DECEMBER 31, 2004                                     SER I          CL I          CL I         SM CAP         INST
OPERATIONS
Investment income (loss) -- net                               $     (2,230) $     (5,747) $        (79) $     (6,338) $    (28,661)
Net realized gain (loss) on sales of investments                    (7,494)      (57,703)       53,453       (40,815)     (196,454)
Distributions from capital gains                                        --            --        15,216            --            --
Net change in unrealized appreciation or
  depreciation of investments                                       44,223        93,622       177,433       144,939       321,630
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         34,499        30,172       246,023        97,786        96,515
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          43,385        28,894       108,488        57,274       134,721
Net transfers(1)                                                    57,072        24,375       322,753        69,569      (136,069)
Contract charges                                                    (1,158)         (408)       (1,010)         (568)       (3,513)
Contract terminations:
    Surrender benefits                                            (258,253)      (89,291)     (294,744)      (62,949)     (500,254)
    Death benefits                                                 (11,663)           --       (15,839)           --       (21,313)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    (170,617)      (36,430)      119,648        63,326      (526,428)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  1,365,179       549,783     1,819,083       542,682     3,625,448
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                     $  1,229,061  $    543,525  $  2,184,754  $    703,794  $  3,195,535
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                             716,551       525,666       886,932       537,544     2,434,452
Contract purchase payments                                          22,936        28,184        50,537        54,508        91,997
Net transfers(1)                                                    29,711        20,380       149,153        66,468       (92,268)
Contract charges                                                      (617)         (399)         (472)         (537)       (2,415)
Contract terminations:
    Surrender benefits                                            (137,533)      (85,906)     (138,241)      (61,165)     (343,934)
    Death benefits                                                  (5,928)           --        (6,830)           --       (14,062)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                   625,120       487,925       941,079       596,818     2,073,770
==================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
13 - APL VARIABLE ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                              --------------------------------------------------------------------
                                                               JANUS ASPEN
                                                               WORLD GRO,      RVS VP        RVS VP        RVS VP        RVS VP
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                           INST          BAL        CASH MGMT     DIV BOND      INTL OPP
OPERATIONS
Investment income (loss) -- net                               $     (1,621) $     11,358  $       (594) $     20,753  $        360
Net realized gain (loss) on sales of investments                  (341,699)      (30,342)           --         2,824         6,627
Distributions from capital gains                                        --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                                      438,057        92,455            --           217        39,146
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         94,737        73,471          (594)       23,794        46,133
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                         162,576        30,945        48,569        45,531         9,286
Net transfers(1)                                                  (156,857)      100,919      (132,293)     (236,236)       33,055
Contract charges                                                    (3,807)         (522)         (206)         (544)         (225)
Contract terminations:
     Surrender benefits                                           (798,694)     (125,733)      (13,605)     (127,199)      (31,263)
     Death benefits                                                 (8,610)      (22,701)           --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    (805,392)      (17,092)      (97,535)     (318,448)       10,853
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  3,700,560       900,202       267,418       930,076       283,799
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                     $  2,989,905  $    956,581  $    169,289  $    635,422  $    340,785
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           2,011,103       559,955       212,602       652,945       277,643
Contract purchase payments                                          89,188        18,924        38,736        31,694         8,827
Net transfers(1)                                                   (88,534)       60,966      (105,428)     (165,494)       30,703
Contract charges                                                    (2,075)         (320)         (164)         (377)         (214)
Contract terminations:
     Surrender benefits                                           (438,666)      (76,786)      (10,848)      (87,518)      (30,139)
     Death benefits                                                 (4,523)      (14,354)           --            --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 1,566,493       548,385       134,898       431,250       286,820
==================================================================================================================================

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14 - APL VARIABLE ANNUITY ACCOUNT 1

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SEGREGATED
                                                                   ASSET SUBACCOUNTS
                                                              ---------------------------
                                                                 RVS VP        RVS VP
YEAR ENDED DECEMBER 31, 2004 (CONTINUED)                        LG CAP EQ   STRATEGY AGGR
OPERATIONS
Investment income (loss) -- net                               $       (981) $      (9,187)
Net realized gain (loss) on sales of investments                   (64,909)        (7,573)
Distributions from capital gains                                        --             --
Net change in unrealized appreciation or
  depreciation of investments                                      107,624         82,425
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         41,734         65,665
=========================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          34,189         70,253
Net transfers(1)                                                    32,268        (26,118)
Contract charges                                                      (767)          (845)
Contract terminations:
    Surrender benefits                                            (130,717)      (196,801)
    Death benefits                                                  (9,695)            --
-----------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     (74,722)      (153,511)
-----------------------------------------------------------------------------------------
Net assets at beginning of year                                    952,413      1,010,201
-----------------------------------------------------------------------------------------
Net assets at end of year                                     $    919,425  $     922,355
=========================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                             711,432      1,005,134
Contract purchase payments                                          25,318         70,954
Net transfers(1)                                                    23,322        (25,447)
Contract charges                                                      (577)          (854)
Contract terminations:
    Surrender benefits                                             (97,435)      (202,495)
    Death benefits                                                  (6,918)            --
-----------------------------------------------------------------------------------------
Units outstanding at end of year                                   655,142        847,292
=========================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from
    (to) American Partners Life's fixed account.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
15 - APL VARIABLE ANNUITY ACCOUNT 1

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

APL Variable Annuity Account 1 (the Account) was established under Arizona law and the subaccounts are registered together as a single unit investment trust of American Partners Life under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Arizona.

The Account is used as a funding vehicle for Privileged Assets(R) Select Annuity contracts issued by American Partners Life.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.


SUBACCOUNT                     FUND
--------------------------------------------------------------------------------------------------------
AIM VI Core Stock, Ser I       AIM V.I. Core Stock Fund, Series I Shares(1)
AC VP Cap Appr, Cl I           American Century VP Capital Appreciation, Class I
AC VP Val, Cl I                American Century VP Value, Class I
CS Global Sm Cap               Credit Suisse Trust - Global Small Cap Portfolio
Janus Aspen Lg Cap Gro, Inst   Janus Aspen Series Large Cap Growth Portfolio: Institutional Shares
Janus Aspen World Gro, Inst    Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares
RVS VP Bal                     RiverSource(SM) Variable Portfolio - Balanced Fund
                                 (previously AXP(R) Variable Portfolio - Managed Fund)
RVS VP Cash Mgmt               RiverSource(SM) Variable Portfolio - Cash Management Fund
                                 (previously AXP(R) Variable Portfolio - Cash Management Fund)
RVS VP Div Bond                RiverSource(SM) Variable Portfolio - Diversified Bond Fund
                                 (previously AXP(R) Variable Portfolio - Diversified Bond Fund)
RVS VP Intl Opp                RiverSource(SM) Variable Portfolio - International Opportunity Fund
                                 (previously AXP(R) Variable Portfolio - Threadneedle International Fund)
RVS VP Lg Cap Eq               RiverSource(SM) Variable Portfolio - Large Cap Equity Fund
                                 (previously AXP(R) Variable Portfolio - Large Cap Equity Fund)
RVS VP Strategy Aggr           RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund(2)
                                 (previously AXP(R) Variable Portfolio - Strategy Aggressive Fund)



(1) AIM V.I. Core Stock Fund, Series I Shares merged into AIM V.I. Core Equity Fund on April 28, 2006.
(2) RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund merged into RiverSource(SM) Variable Portfolio - Mid Cap Growth Fund on March 17, 2006.


The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Partners Life.

American Partners Life serves as issuer of the contracts.

Ameriprise Financial, Inc. (Ameriprise Financial) (formerly American Express Financial Corporation) was formerly a wholly-owned subsidiary of American Express Company. On Sept. 30, 2005, American Express Company distributed its Ameriprise Financial common shares to American Express Company shareholders. Ameriprise Financial is the parent company of IDS Life Insurance Company (IDS
Life). IDS Life is the parent company of American Partners Life. Ameriprise Financial owns all the outstanding stock of IDS Life and replaced American Express Company as the ultimate control person of American Partners Life.

CORPORATE CONSOLIDATION


Later this year, American Partners Life and one of its affiliates, American Enterprise Life Insurance Company, plan to merge into their parent company, IDS Life. This merger will help simplify overall corporate structure because these three life insurance companies will be consolidated into one. This consolidation is expected to occur at the end of 2006, subject to certain regulatory and other approvals. At the time of the consolidation, the surviving life insurance company will be renamed to RiverSource Life Insurance Company. This consolidation and renaming will not have any adverse effect on the benefits under your contract.


--------------------------------------------------------------------------------
16 - APL VARIABLE ANNUITY ACCOUNT 1

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

FEDERAL INCOME TAXES

American Partners Life is taxed as a life insurance company. The Account is treated as part of American Partners Life for federal income tax purposes. Under existing tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. American Partners Life will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES

American Partners Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Partners Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 1% of the average daily net assets of each subaccount.

4. CONTRACT CHARGES

American Partners Life deducts a contract administrative charge of $30 per year. This charge reimburses American Partners Life for expenses incurred in establishing and maintaining the annuity records. The charge may be waived based upon the underlying contract value.

5. RELATED PARTY TRANSACTIONS


For the period from Oct. 1, 2005 through Dec. 31, 2005, management fees were paid indirectly to RiverSource Investments, LLC, an affiliate of American Partners Life, in its capacity as investment manager for the following RiverSource(SM) Variable Portfolio Funds (formerly American Express(R) Variable Portfolio Funds) shown in the table below. For the period from Jan. 1, 2005 through Sept. 30, 2005, investment management services were paid indirectly to Ameriprise Financial. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:


FUND                                                                   PERCENTAGE RANGE
----------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                     0.630% to 0.550%
RiverSource(SM) Variable Portfolio - Cash Management Fund              0.510% to 0.440%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund             0.610% to 0.535%
RiverSource(SM) Variable Portfolio - International Opportunity Fund    0.870% to 0.795%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund             0.630% to 0.570%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund          0.650% to 0.575%

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for RiverSource(SM) Variable Portfolio
- Balanced Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

RiverSource(SM) Variable Portfolio - Balanced Fund
RiverSource(SM) Variable Portfolio - International Opportunity Fund RiverSource(SM) Variable Portfolio - Large Cap Equity Fund
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund

--------------------------------------------------------------------------------
17 - APL VARIABLE ANNUITY ACCOUNT 1

The RiverSource(SM) Variable Portfolio Funds, as shown in the table below, also have an agreement with IDS Life, an affiliate of American Partners Life, for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The following RiverSource(SM) Variable Portfolio Funds, as shown in the table below, have an Administrative Services Agreement with Ameriprise Financial. Under this agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines annually as each Fund's assets increase. The percentage range for each Fund is as follows:


FUND                                                                   PERCENTAGE RANGE
----------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                     0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Cash Management Fund              0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund             0.070% to 0.040%
RiverSource(SM) Variable Portfolio - International Opportunity Fund    0.080% to 0.050%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund             0.060% to 0.030%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund          0.060% to 0.030%

Prior to Oct. 1, 2005, the fee percentage of each Fund's average daily net assets declined annually as each Fund's assets increased as follows:

FUND                                                                   PERCENTAGE RANGE
----------------------------------------------------------------------------------------
RiverSource(SM) Variable Portfolio - Balanced Fund                     0.040% to 0.020%
RiverSource(SM) Variable Portfolio - Cash Management Fund              0.030% to 0.020%
RiverSource(SM) Variable Portfolio - Diversified Bond Fund             0.050% to 0.025%
RiverSource(SM) Variable Portfolio - International Opportunity Fund    0.060% to 0.035%
RiverSource(SM) Variable Portfolio - Large Cap Equity Fund             0.050% to 0.030%
RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund          0.060% to 0.035%


The RiverSource(SM) Variable Portfolio Funds, as shown in the table above, pay custodian fees to Ameriprise Trust Company (formerly American Express Trust Company), an affiliate of American Partners Life.


SUBSEQUENT EVENT


Shareholders approved moving transfer agent services from the Investment Management Services Agreement to a new transfer agent agreement at a shareholder meeting on Feb. 15, 2006 for the RiverSource(SM) Variable Portfolio Funds shown in the table above. The Funds will then enter into a separate transfer agent agreement with RiverSource Service Corporation. The fee under that agreement will be uniform for the RiverSource(SM) Variable Portfolio Funds shown in the table above at an annual rate of 0.06% of average daily net assets. The impact of moving transfer agent fees from the Investment Management Services Agreement fee schedules varies by each fund and decreases the rate between 0.03% and 0.15% of average daily net assets.


6. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2005 were as follows:


SUBACCOUNT                     FUND                                                                PURCHASES
------------------------------------------------------------------------------------------------------------
AIM VI Core Stock, Ser I       AIM V.I. Core Stock Fund, Series I Shares                           $  40,421
AC VP Cap Appr, Cl I           American Century VP Capital Appreciation, Class I                     152,019
AC VP Val, Cl I                American Century VP Value, Class I                                    457,181
CS Global Sm Cap               Credit Suisse Trust - Global Small Cap Portfolio                      144,270
Janus Aspen Lg Cap Gro, Inst   Janus Aspen Series Large Cap Growth Portfolio: Institutional Shares    86,289
Janus Aspen World Gro, Inst    Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares   147,127
RVS VP Bal                     RiverSource(SM) Variable Portfolio - Balanced Fund                     97,482
RVS VP Cash Mgmt               RiverSource(SM) Variable Portfolio - Cash Management Fund              61,313
RVS VP Div Bond                RiverSource(SM) Variable Portfolio - Diversified Bond Fund             58,904
RVS VP Intl Opp                RiverSource(SM) Variable Portfolio - International Opportunity Fund    67,414
RVS VP Lg Cap Eq               RiverSource(SM) Variable Portfolio - Large Cap Equity Fund             58,091
RVS VP Strategy Aggr           RiverSource(SM) Variable Portfolio - Strategy Aggressive Fund          75,802


--------------------------------------------------------------------------------
18 - APL VARIABLE ANNUITY ACCOUNT 1

7. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.


                                       AIM VI CORE    AC VP CAP     AC VP VAL,    CS GLOBAL       JANUS ASPEN        JANUS ASPEN
                                      STOCK, SER I    APPR, CL I       CL I         SM CAP     LG CAP GRO, INST    WORLD GRO, INST
                                      --------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                      $       1.96    $     1.12    $     1.86    $    1.06    $           1.57    $          2.03
At Dec. 31, 2002                      $       1.57    $     0.88    $     1.61    $    0.69    $           1.14    $          1.50
At Dec. 31, 2003                      $       1.91    $     1.05    $     2.05    $    1.01    $           1.49    $          1.84
At Dec. 31, 2004                      $       1.97    $     1.11    $     2.32    $    1.18    $           1.54    $          1.91
At Dec. 31, 2005                      $       2.01    $     1.35    $     2.41    $    1.36    $           1.59    $          2.00
----------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                               960           685           646          548               3,184              2,765
At Dec. 31, 2002                               749           591           881          497               2,762              2,341
At Dec. 31, 2003                               717           526           887          538               2,434              2,011
At Dec. 31, 2004                               625           488           941          597               2,074              1,566
At Dec. 31, 2005                               495           461           739          626               1,757              1,378
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $      1,882    $      770    $    1,201    $     581    $          4,997    $         5,620
At Dec. 31, 2002                      $      1,176    $      519    $    1,416    $     343    $          3,154    $         3,509
At Dec. 31, 2003                      $      1,365    $      550    $    1,819    $     543    $          3,625    $         3,701
At Dec. 31, 2004                      $      1,229    $      544    $    2,185    $     704    $          3,196    $         2,990
At Dec. 31, 2005                      $        996    $      621    $    1,784    $     849    $          2,796    $         2,757
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001              0.22%           --          0.99%          --                0.06%              0.45%
For the year ended Dec. 31, 2002              1.31%           --          0.72%          --                  --               0.88%
For the year ended Dec. 31, 2003              1.16%           --          1.07%          --                0.09%              1.12%
For the year ended Dec. 31, 2004              0.83%           --          1.01%          --                0.14%              0.96%
For the year ended Dec. 31, 2005              0.39%           --          0.94%          --                0.33%              1.38%
----------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001              1.00%         1.00%         1.00%        1.00%               1.00%              1.00%
For the year ended Dec. 31, 2002              1.00%         1.00%         1.00%        1.00%               1.00%              1.00%
For the year ended Dec. 31, 2003              1.00%         1.00%         1.00%        1.00%               1.00%              1.00%
For the year ended Dec. 31, 2004              1.00%         1.00%         1.00%        1.00%               1.00%              1.00%
For the year ended Dec. 31, 2005              1.00%         1.00%         1.00%        1.00%               1.00%              1.00%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001            (10.09%)      (29.11%)       12.05%      (29.33%)            (25.59%)           (23.40%)
For the year ended Dec. 31, 2002            (19.90%)      (21.43%)      (13.44%)     (34.91%)            (27.39%)           (26.11%)
For the year ended Dec. 31, 2003             21.66%        19.32%        27.33%       46.38%              30.70%             22.67%
For the year ended Dec. 31, 2004              3.20%         6.51%        13.20%       16.82%               3.48%              3.74%
For the year ended Dec. 31, 2005              2.33%        20.85%         3.99%       14.99%               3.25%              4.82%
----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
19 - APL VARIABLE ANNUITY ACCOUNT 1

                                       RVS VP      RVS VP      RVS VP      RVS VP       RVS VP         RVS VP
                                        BAL      CASH MGMT    DIV BOND    INTL OPP     LG CAP EQ    STRATEGY AGGR
ACCUMULATION UNIT VALUE
At Dec. 31, 2001                      $  1.57    $    1.26    $    1.32   $    1.00    $    1.36    $        1.17
At Dec. 31, 2002                      $  1.35    $    1.26    $    1.38   $    0.81    $    1.05    $        0.79
At Dec. 31, 2003                      $  1.61    $    1.26    $    1.42   $    1.02    $    1.34    $        1.01
At Dec. 31, 2004                      $  1.74    $    1.25    $    1.47   $    1.19    $    1.40    $        1.09
At Dec. 31, 2005                      $  1.79    $    1.27    $    1.49   $    1.34    $    1.48    $        1.18
-----------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                          701        1,042          746         292          797            1,149
At Dec. 31, 2002                          577        1,046          659         280          742            1,072
At Dec. 31, 2003                          560          213          653         278          711            1,005
At Dec. 31, 2004                          548          135          431         287          655              847
At Dec. 31, 2005                          472          162          401         279          571              767
-----------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $ 1,098    $   1,314    $     983   $     291    $   1,080    $       1,345
At Dec. 31, 2002                      $   779    $   1,322    $     907   $     225    $     776    $         845
At Dec. 31, 2003                      $   900    $     267    $     930   $     284    $     952    $       1,010
At Dec. 31, 2004                      $   957    $     169    $     635   $     341    $     919    $         922
At Dec. 31, 2005                      $   848    $     207    $     597   $     374    $     843    $         903
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         2.47%        3.69%        6.39%       1.20%        0.29%            0.17%
For the year ended Dec. 31, 2002         2.58%        1.16%        5.05%       0.57%        0.53%              --
For the year ended Dec. 31, 2003         2.25%        0.54%        3.58%       1.15%        0.62%              --
For the year ended Dec. 31, 2004         2.26%        0.70%        3.80%       1.12%        0.89%              --
For the year ended Dec. 31, 2005         2.56%        2.62%        3.71%       1.43%        1.12%            0.09%
-----------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001         1.00%        1.00%        1.00%       1.00%        1.00%            1.00%
For the year ended Dec. 31, 2002         1.00%        1.00%        1.00%       1.00%        1.00%            1.00%
For the year ended Dec. 31, 2003         1.00%        1.00%        1.00%       1.00%        1.00%            1.00%
For the year ended Dec. 31, 2004         1.00%        1.00%        1.00%       1.00%        1.00%            1.00%
For the year ended Dec. 31, 2005         1.00%        1.00%        1.00%       1.00%        1.00%            1.00%
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       (11.30%)       2.44%        6.45%     (29.08%)     (18.56%)         (33.52%)
For the year ended Dec. 31, 2002       (14.01%)       0.00%        4.55%     (19.00%)     (22.79%)         (32.48%)
For the year ended Dec. 31, 2003        19.26%        0.00%        2.90%      25.93%       27.62%           27.85%
For the year ended Dec. 31, 2004         8.51%       (0.26%)       3.45%      16.24%        4.83%            8.32%
For the year ended Dec. 31, 2005         2.89%        1.59%        1.11%      12.73%        5.12%            8.09%
-----------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

--------------------------------------------------------------------------------
20 - APL VARIABLE ANNUITY ACCOUNT 1

American Partners Life Insurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

AMERICAN PARTNERS LIFE INSURANCE COMPANY

We have audited the accompanying balance sheets of American Partners Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2005 and 2004, and the related Statements of Income, Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of American Partners Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Partners Life Insurance Company at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in 2004 American Partners Life Insurance Company adopted the provisions of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts."


                                                  /s/ Ernst & Young LLP
                                                  ---------------------
                                                      Ernst & Young LLP

Minneapolis, Minnesota
February 27, 2006

American Partners Life Insurance Company
--------------------------------------------------------------------------------

BALANCE SHEETS

DECEMBER 31, (THOUSANDS, EXCEPT SHARE DATA)                                  2005          2004
ASSETS

Investments:
Available-for-Sale:
   Fixed maturities, at fair value (amortized cost: 2005, $431,376;
     2004, $414,631)                                                     $432,352      $429,481
   Preferred stock, at fair value (cost: 2005, $0; 2004, $1,000)               --         1,041
Mortgage loans on real estate, at cost (less allowance for loan
 losses: 2005 and 2004, $759)                                              56,934        50,994
-----------------------------------------------------------------------------------------------
      Total investments                                                   489,286       481,516
-----------------------------------------------------------------------------------------------

Cash and cash equivalents                                                  20,098         6,665
Accrued investment income                                                   5,156         5,064
Deferred policy acquisition costs                                          24,884        19,212
Deferred sales inducement costs                                             2,566         2,051
Reinsurance recoverables                                                      822           277
Amounts due from brokers                                                        4             4
Other accounts receivable                                                      76            98
Other assets                                                                    8           427
Separate account assets                                                    13,590        14,815
-----------------------------------------------------------------------------------------------
      Total assets                                                       $556,490      $530,129
===============================================================================================

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
Future policy benefits for fixed annuities                               $444,851      $422,589
Deferred income taxes, net                                                  3,341         3,688
Other liabilities                                                           2,595         1,695
Separate account liabilities                                               13,590        14,815
-----------------------------------------------------------------------------------------------
      Total liabilities                                                   464,377       442,787

Stockholder's equity:
   Capital stock, $100 par value; 30,000 shares authorized,
     25,000 shares issued and outstanding                                   2,500         2,500
   Additional paid-in capital                                              46,327        46,327
   Retained earnings                                                       42,799        31,908
   Accumulated other comprehensive income, net of tax:
   Net unrealized securities gains                                            487         6,607
-----------------------------------------------------------------------------------------------
      Total stockholder's equity                                           92,113        87,342
-----------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                               $556,490      $530,129
===============================================================================================

See accompanying Notes to Financial Statements.

American Partners Life Insurance Company
--------------------------------------------------------------------------------

STATEMENTS OF INCOME

YEARS ENDED DECEMBER 31, (THOUSANDS)                       2005            2004         2003
REVENUES

Net investment income                                     $28,177        $27,123       $26,101
Credit life insurance premiums                                240          1,758         1,726
Contractholder charges                                        877          1,116         1,411
Mortality and expense risk and other fees                     181            198           225
Net realized gain on investments                            1,673            259           139
----------------------------------------------------------------------------------------------
      Total revenues                                       31,148         30,454        29,602
----------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES

Death and other benefits                                      (59)         1,111         1,224
Interest credited to account values                        13,354         12,805        13,502
Amortization of deferred policy acquisition costs            (964)         2,470           727
Other operating expenses                                    2,160          1,395         3,156
----------------------------------------------------------------------------------------------
   Total benefits and expenses                             14,491         17,781        18,609
----------------------------------------------------------------------------------------------
Income before income tax provision                         16,657         12,673        10,993
Income tax provision                                        5,766          3,688         3,815
----------------------------------------------------------------------------------------------
Net income                                                $10,891        $ 8,985       $ 7,178
==============================================================================================

See accompanying Notes to Financial Statements.

American Partners Life Insurance Company
--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, (THOUSANDS)                                2005           2004            2003
CASH FLOWS FROM OPERATING ACTIVITIES

Net income                                                       $  10,891       $  8,985       $   7,178
Adjustments to reconcile net income to net cash provided by
  operating activities:
   Amortization of deferred policy acquisition costs                  (964)         2,470             727
   Amortization of deferred sales inducement costs                     (57)           297             140
   Capitalization of deferred policy acquisition costs                (623)          (881)         (1,722)
   Capitalization of deferred sales inducement costs                   (44)          (112)           (107)
   Amortization of premium, net                                        616            837             (62)
   Deferred income taxes                                             2,948            541             172
   Net realized gain on investments                                 (1,673)          (259)           (139)
Change in operating assets and liabilities:
   Policy claims and other contractholder's funds                       --             --           1,646
   Reinsurance recoverables                                           (545)            57              (7)
   Other accounts receivable                                            22            (19)             (9)
   Accrued investment income                                           (92)          (183)           (534)
   Other assets and liabilities, net                                 1,392         (1,713)             16
----------------------------------------------------------------------------------------------------------
      Net cash provided by operating activities                     11,871         10,020           7,299
----------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES

Available-for-Sale securities:
   Sales                                                            63,348         14,664          50,277
   Maturities, sinking fund payments and calls                      90,711         33,853          49,900
   Purchases                                                      (168,751)       (80,049)       (148,316)
Mortgage loans on real estate:
   Sales, maturities and sinking fund payments                       4,490          5,689           4,478
   Purchases                                                       (10,425)        (8,185)         (3,450)
Change in amounts due to and from brokers                               --          1,555          (1,559)
----------------------------------------------------------------------------------------------------------
      Net cash used in investing activities                        (20,627)       (32,473)        (48,670)
----------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Activity related to investment contracts:
   Considerations received                                          68,692         69,998          71,159
   Interest credited to account values                              13,354         12,805          13,502
   Surrenders and other benefits                                   (59,857)       (56,792)        (51,542)
----------------------------------------------------------------------------------------------------------
      Net cash provided by financing activities                     22,189         26,011          33,119
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash and cash equivalents                13,433          3,558          (8,252)
Cash and cash equivalents at beginning of year                       6,665          3,107          11,359
----------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year                         $  20,098       $  6,665       $   3,107
==========================================================================================================

Supplemental disclosures:
   Income taxes                                                  $   2,367       $  3,611       $   3,537
   Interest on borrowings                                               --             --              22

See accompanying Notes to Financial Statements.

American Partners Life Insurance Company
--------------------------------------------------------------------------------

STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                           ADDITIONAL              ACCUMULATED OTHER
                                                                             CAPITAL        PAID-IN      RETAINED    COMPREHENSIVE
FOR THE THREE YEARS ENDED DECEMBER 31, 2005 (THOUSANDS)        TOTAL          STOCK         CAPITAL      EARNINGS        INCOME
------------------------------------------------------------------------------------------------------------------------------------
Balances at December 31, 2002                                 $71,997        $2,500         $46,327       $15,745        $ 7,425
Comprehensive income:
   Net income                                                   7,178                                       7,178
   Change in unrealized holding gains on securities, net         (606)                                                      (606)
                                                              --------
   Total comprehensive income                                   6,572
------------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2003                                  78,569         2,500          46,327         22,923         6,819
Comprehensive income:
   Net income                                                   8,985                                        8,985
   Change in unrealized holding gains on securities, net         (212)                                                      (212)
                                                              --------
   Total comprehensive income                                   8,773
------------------------------------------------------------------------------------------------------------------------------------

Balances at December 31, 2004                                  87,342         2,500          46,327         31,908         6,607
Comprehensive income:
   Net income                                                  10,891                                       10,891
   Change in unrealized holding gains on securities, net       (6,120)                                                    (6,120)
                                                              --------
   Total comprehensive income                                   4,771
------------------------------------------------------------------------------------------------------------------------------------
Balances at December 31, 2005                                 $92,113        $2,500         $46,327       $42,799        $   487
====================================================================================================================================

See accompanying Notes to Financial Statements.

American Partners Life Insurance Company
--------------------------------------------------------------------------------

Notes To Consolidated Financial Statements

1. NATURE OF BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business

American Partners Life Insurance Company (American Partners Life) is a stock life insurance company domiciled in Arizona, which holds Certificates of Authority in the District of Columbia and all states except New York and New Hampshire. American Partners Life is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life). IDS Life is a wholly-owned subsidiary of Ameriprise Financial Inc, (Ameriprise Financial).

Prior to August 1, 2005, Ameriprise Financial was referred to as American Express Financial Corporation. On February 1, 2005 American Express Company (American Express) announced its intention to pursue the disposition of 100% of its shareholdings in what is now Ameriprise Financial (the Separation) through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and distribution of common shares to American Express shareholders (the Distribution). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the separation of its business and to define responsibility for obligations arising before and after the date of Distribution, including, among others, obligations relating to transition services, taxes and employees.

American Partners Life's principal product is deferred annuities which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. All business is marketed primarily on a direct response basis to American Express(R) Cardmembers.

American Partners Life's fixed annuity contracts guarantee a minimum interest rate during the accumulation period (the time before the annuity payments begin). However, American Partners Life has the option of paying a higher rate set at its discretion. Under American Partners Life's variable annuity products, the purchaser may choose among general account and separate account investment options. Separate account options include accounts investing in equities, bonds, managed funds and/or short-term securities.

Basis of Presentation

The accompanying Financial Statements have been prepared in conformity with United States generally accepted accounting principles (GAAP) which vary in certain respects from reporting practices prescribed or permitted by the Arizona Department of Insurance (American Partners Life's primary regulator), as described in Note 6. Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

BALANCE SHEET

INVESTMENTS

Investments consist of the following:

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value on the Balance Sheets with unrealized gains (losses) recorded in accumulated other comprehensive income within equity, net of income tax provisions (benefits) and net of adjustments in asset and liability balances, such as deferred policy acquisition costs (DAC), to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. American Partners Life also considers the extent to which amortized cost exceeds fair value, the duration of that difference, and management's judgment about the issuer's current and prospective financial condition, as well as its ability and intent to hold until recovery. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Statements of Income. Fair value is generally based on quoted market prices.

American Partners Life Insurance Company
--------------------------------------------------------------------------------

Mortgage Loans on Real Estate, Net

Mortgage loans on real estate reflect principal amounts outstanding less allowance for mortgage loan losses. The allowance for mortgage loan losses is measured as the excess of the loan's recorded investment over the present value of its expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the allowance for mortgage loan losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

American Partners Life generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

CASH AND CASH EQUIVALENTS

American Partners Life has defined cash equivalents to include highly liquid investments with original maturities of 90 days or less.

DEFERRED POLICY ACQUISITION COSTS

DAC represents the costs of acquiring new annuity business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity products. These costs are deferred to the extent they are recoverable from future profits. For certain annuities, DAC is amortized as a percentage of estimated gross profits or as a portion of product interest margins depending on the product's characteristics.

For American Partners Life's annuity products, the DAC balance at any reporting date are supported by projections that show management expects there to be adequate estimated gross profits or interest margins after that date to amortize the remaining DAC balance. These projections are inherently uncertain because they require management to make assumptions about financial markets, anticipated mortality levels, and contractholder behavior over periods extending well into the future. Projection periods used for American Partners Life's annuity business are typically 15 to 25 years.

Management regularly monitors financial market conditions and actual contractholder behavior experience and compares them to its assumptions. For annuity products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an increase in DAC amortization expense while a decrease in amortization percentage will result in an a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

DEFERRED SALES INDUCEMENT COSTS

Deferred sales inducement costs (DSIC) consist of bonus interest credits and deposit credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. These costs were previously included in DAC and were reclassified as part of the adoption of the American Institute of Certified Public Accountants (AICPA) Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities are funds held for exclusive benefit of variable annuity contractholders. American Partners Life receives mortality and expense risk and other fees, including payments from its affiliate, RiverSource Investments, LLC, for providing certain sponsor and related servicing activity, which are based on asset levels, and guaranteed minimum death benefit (GMDB) fees from the related accounts. In addition, American Partners Life also receives marketing and administrative support payments from the affiliates of other companies' funds included as investment options in its variable annuity products, which vary based on the level of variable assets.

American Partners Life provides contractual mortality assurances to variable annuity contractholders that the net assets of separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. American Partners Life makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. American Partners Life also guarantees that the rates at which administrative charges are deducted from contract funds will not exceed contractual maximums.

American Partners Life Insurance Company
--------------------------------------------------------------------------------

LIABILITIES FOR FUTURE POLICY BENEFITS

Fixed Annuities and Variable Annuity Guarantees

Liabilities for fixed and variable deferred annuities are equal to accumulation values which are the cumulative gross deposits, credited interest and fund performance less withdrawals and mortality and expense risk charges.

The majority of the variable annuity contracts offered by American Partners Life contain guaranteed minimum death benefit (GMDB) provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value.

Effective January 1, 2004, liabilities for these variable annuity death benefits have been established under SOP 03-1. Actuarial models to simulate various equity market scenarios are used to project these benefits and contract assessments and include making significant assumptions related to customer asset value growth rates, mortality, persistency and investment margins. These assumptions, as well as their periodic review by management, are consistent with those used for DAC purposes. Prior to the adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. See the "Recently Issued Accounting Standards" section below and Note 4 for further information about these guaranteed benefits.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 5.7% at December 31, 2005, depending on year of issue, with an average rate of approximately 4.9% at December 31, 2005.

REVENUES AND EXPENSES

American Partners Life's principal sources of revenue include net investment income, credit life insurance premiums, contractholder charges and mortality and expense risk and other fees.

Net Investment Income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale and mortgage loans on real estate. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Credit Life Insurance Premiums

Premium revenues include premiums on credit life, which are recognized as revenue when due.

Contractholder Charges

Contractholder charges include certain charges assessed on annuities, such as administrative and surrender charges, and are recognized as revenue when collected.

Mortality and Expense Risk and Other Fees

Mortality and expense risk and other fees include risk, management and administration fees, which are generated directly and indirectly from American Partners Life's separate account assets. American Partners Life's management and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net Realized Gain (Loss) on Investments

Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Income Taxes

American Partners Life's taxable income is included in the consolidated federal income tax return of American Express through September 30, 2005. American Partners Life's taxable income will be included with IDS Life in filing a separate consolidated life insurance company federal income tax return for five tax years following the Distribution including the period October 1, 2005 through December 31, 2005. American Partners Life provides for income taxes on a separate return basis, except that under an agreement with IDS Life, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of IDS Life that IDS Life will reimburse subsidiaries for all tax benefits.

American Partners Life Insurance Company
--------------------------------------------------------------------------------

RECENTLY ISSUED ACCOUNTING STANDARDS

On November 3, 2005, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." FSP FAS 115-1 and FAS 124-1 address the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. FSP FAS 115-1 and FAS 124-1 are effective for reporting periods beginning after December 15, 2005. American Partners Life anticipates the impact of FSP FAS 115-1 and FAS 124-1 on American Partner's Life's results of operations and financial condition will not be material.

In September 2005, the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. American Partners Life is currently evaluating the impact of SOP 05-1 on American Partners Life's results of operations and financial condition.

In May 2005, the FASB issued SFAS 154, "Accounting Changes and Error Corrections" (SFAS 154). This statement replaces APB Opinion No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements" and changes the requirements for the accounting for and reporting of a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. American Partners Life does not anticipate SFAS 154 will materially impact its Financial Statements upon its adoption on January 1, 2006.

In June 2004, the FASB issued FSP FAS No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments (SFAS No. 97), Permit or Require Accrual of an Unearned Revenue Liability" (FSP 97-1). The implementation of SOP 03-1, raised a question regarding the interpretation of the requirements of SFAS No. 97 concerning when it is appropriate to record an unearned revenue liability. FSP 97-1 clarifies that SFAS No. 97 is clear in its intent and language, and requires the recognition of an unearned revenue liability for amounts that have been assessed to compensate insurers for services to be performed over future periods. SOP 03-1 describes one situation, when assessments result in profits followed by losses, where an unearned revenue liability is required. SOP 03-1 does not amend SFAS No. 97 or limit the recognition of an unearned revenue liability to the situation described in SOP 03-1. The guidance in FSP 97-1 is effective for financial statements for fiscal periods beginning after June 18, 2004. The adoption of FSP 97-1 did not have a material impact on American Partners Life's results of operations or financial condition.

In July 2003, the AICPA issued SOP 03-1 effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance on separate account presentation and accounting for interests in separate accounts. Additionally, SOP 03-1 provides clarifying guidance as to the recognition of bonus interest and other sales inducement benefits and the presentation of any deferred amounts in the financial statements. Lastly, SOP 03-1 requires insurance enterprises to establish additional liabilities for benefits that may become payable under variable annuity death benefit guarantees or other insurance or annuity contract provisions. Where an additional liability is established, the recognition of this liability will then be considered in amortizing DAC and any DSIC associated with those insurance or annuity contracts.

The adoption of SOP 03-1 did not have a material impact on the Financial Statements of American Partners Life.

The AICPA released a series of technical practice aids (TPAs) in September 2004 which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on American Partners Life's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. The adoption of FIN 46 did not have a material impact on the Financial Statements of American Partners Life.

American Partners Life Insurance Company
--------------------------------------------------------------------------------

2. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES

Available-for-Sale securities at December 31, 2005 are distributed by type as presented below:

---------------------------------------------------------------------------------------------------
                                                                 GROSS       GROSS
                                                  AMORTIZED   UNREALIZED   UNREALIZED        FAIR
(THOUSANDS)                                          COST        GAINS       LOSSES          VALUE
---------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate debt securities                       $206,282      $3,598      $(2,508)      $207,372
   Mortgage and other asset-backed securities       162,609       1,658       (1,581)       162,686
   Foreign corporate bonds and obligations           46,472         586         (679)        46,379
   U.S. Government and agencies obligations          15,603          88         (217)        15,474
   Foreign government bonds and obligations             410          31           --            441
---------------------------------------------------------------------------------------------------
Total fixed maturities                              431,376       5,961       (4,985)       432,352
---------------------------------------------------------------------------------------------------
   Total                                           $431,376      $5,961      $(4,985)      $432,352
---------------------------------------------------------------------------------------------------

Available-for-Sale securities at December 31, 2004 are distributed by type as presented below:

---------------------------------------------------------------------------------------------------
                                                                  GROSS      GROSS
                                                  AMORTIZED    UNREALIZED  UNREALIZED       FAIR
(THOUSANDS)                                          COST         GAINS      LOSSES         VALUE
---------------------------------------------------------------------------------------------------
Fixed maturities:
   Corporate debt securities                       $188,956      $ 9,057      $(274)      $197,739
   Mortgage and other asset-backed securities       159,824        4,370       (121)       164,073
   Foreign corporate bonds and obligations           37,798        1,598       (148)        39,248
   U.S. Government and agencies obligations          17,495          457         (4)        17,948
   Structured investments(a)                         10,558           --        (85)        10,473
---------------------------------------------------------------------------------------------------
Total fixed maturities                              414,631       15,482       (632)       429,481
Preferred stock                                       1,000           41         --          1,041
---------------------------------------------------------------------------------------------------
   Total                                           $415,631      $15,523      $(632)      $430,522
---------------------------------------------------------------------------------------------------

(a) Includes unconsolidated collateralized debt obligations.

At December 31, 2005 and 2004, fixed maturity securities, excluding net unrealized appreciation and depreciation, comprised approximately 88% and 89% of American Partners Life's total investments, respectively. These securities are rated by Moody's Investors Service, Inc. (Moody's) and Standard & Poor's (S&P), except for approximately $3.5 million and $4.0 million of securities at December 31, 2005 and 2004, respectively, which are rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used.

A summary by rating (excluding net unrealized appreciation and depreciation) on December 31, is as follows:

RATING                                                    2005             2004
--------------------------------------------------------------------------------
AAA                                                        42%               44%
AA                                                          7                 3
A                                                          19                19
BBB                                                        24                26
Below investment grade                                      8                 8
--------------------------------------------------------------------------------
     Total                                                100%             100%
--------------------------------------------------------------------------------

At December 31, 2005 and 2004, approximately 49% and 63%, respectively, of the securities rated AAA are GNMA, FNMA, and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of stockholder's equity.

American Partners Life Insurance Company
--------------------------------------------------------------------------------

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005:

(THOUSANDS)                                      LESS THAN 12 MONTHS          12 MONTHS OR MORE                TOTAL
-----------------------------------------------------------------------------------------------------------------------------
                                                  FAIR      UNREALIZED       FAIR       UNREALIZED       FAIR      UNREALIZED
DESCRIPTION OF SECURITIES:                        VALUE        LOSSES        VALUE        LOSSES         VALUE         LOSSES
-----------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                       $ 88,643      $(1,902)      $13,725      $  (606)      $102,368      $(2,508)
Mortgage and other asset-backed securities        78,312       (1,079)       16,456         (502)        94,768       (1,581)
Foreign corporate bonds and obligations           17,027         (495)        4,247         (184)        21,274         (679)
U.S. Government and agencies obligations           7,969         (214)          253           (3)         8,222         (217)
-----------------------------------------------------------------------------------------------------------------------------
   Total                                        $191,951      $(3,690)      $34,681      $(1,295)      $226,632      $(4,985)
-----------------------------------------------------------------------------------------------------------------------------

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004:

(THOUSANDS)                                     LESS THAN 12 MONTHS       12 MONTHS OR MORE             TOTAL
-----------------------------------------------------------------------------------------------------------------------------
                                                  FAIR    UNREALIZED       FAIR    UNREALIZED      FAIR     UNREALIZED
DESCRIPTION OF SECURITIES:                       VALUE       LOSSES        VALUE      LOSSES       VALUE       LOSSES
-----------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                       $22,027      $(139)      $ 5,906      $(135)      $27,933      $(274)
Mortgage and other asset-backed securities       20,824       (121)           --         --        20,824       (121)
Foreign corporate bonds and obligations           6,967        (73)        3,479        (75)       10,446       (148)
U.S. Government and agencies obligations            265         (4)           --         --           265         (4)
Structured investments                               --         --        10,473        (85)       10,473        (85)
-----------------------------------------------------------------------------------------------------------------------------
   Total                                        $50,083      $(337)      $19,858      $(295)      $69,941      $(632)
-----------------------------------------------------------------------------------------------------------------------------

In evaluating potential other-than-temporary impairments, American Partners Life considers the extent to which amortized costs exceeds fair value and the duration of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to amortized cost as of December 31, 2005:

(MILLIONS, EXCEPT
NUMBER OF SECURITIES)    LESS THAN 12 MONTHS                      12 MONTHS OR MORE                              TOTAL
------------------------------------------------------------------------------------------------------------------------------------
RATIO OF                                     GROSS                                   GROSS                                  GROSS
FAIR VALUE TO    NUMBER OF                 UNREALIZED    NUMBER OF                 UNREALIZED    NUMBER OF                UNREALIZED
AMORTIZED COST  SECURITIES    FAIR VALUE     LOSSES      SECURITIES   FAIR VALUE     LOSSES      SECURITIES   FAIR VALUE    LOSSES
------------------------------------------------------------------------------------------------------------------------------------
95% - 100%          156          $186          $(3)          27          $30          $(1)          183          $216        $(4)
90% - 95%            21             4           (1)           7            5           --            28             9         (1)
80% - 90%             5             2           --            1           --           --             6             2         --
------------------------------------------------------------------------------------------------------------------------------------
   Total            182          $192          $(4)          35          $35          $(1)          217          $227        $(5)
------------------------------------------------------------------------------------------------------------------------------------

A majority of the gross unrealized losses related to corporate debt securities and substantially all of the gross unrealized losses related to mortgage and other asset-backed securities are attributable to changes in interest rates. A portion of the gross unrealized losses particularly related to corporate debt securities is also attributed to credit spreads and specific issuer credit events. As noted in the table above, a significant portion of the unrealized loss relates to securities that have a fair value to cost ratio of 95% or above resulting in an overall 98% ratio of fair value to cost for all securities with an unrealized loss. From an overall perspective, the gross unrealized losses are not concentrated in any individual industries or with any individual securities. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, is $182 thousand. The securities related to this issuer have a fair value to amortized cost ratio of 80%-90% and have been in an unrealized loss position for less than 12 months.

American Partners Life monitors the investments and metrics discussed above on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairment. See the Investments section of Note 1 for information regarding American Partners Life's policy for determining when an investment's decline in value is other-than-temporary. Additionally, American Partners Life has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none are other-than-temporarily impaired at December 31, 2005.

The change in net unrealized securities gains (losses) recognized in accumulated other comprehensive income includes three components net of tax: (i) unrealized gains (losses) that arose from changes in market value of securities that were held during the period (holding gains (losses)), (ii) gains (losses) that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification for realized (gains) losses) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

American Partners Life Insurance Company
--------------------------------------------------------------------------------

The following table presents these components of other comprehensive income
(loss), net of tax:

(THOUSANDS)                                                                                2005          2004          2003
-----------------------------------------------------------------------------------------------------------------------------
Holding (losses) gains, net of tax of $4,286, $562, and $676, respectively               $(7,961)      $(1,040)      $(1,255)
Reclassification of realized gains, net of tax of $584, $90, and $190, respectively       (1,084)         (168)         (354)
DAC, net of tax of $1,429, $689 and $541, respectively                                     2,656         1,278         1,003
DSIC, net of tax of $145, $152, and $0, respectively                                         269          (282)           --
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized securities losses                                                         $(6,120)      $  (212)      $  (606)
-----------------------------------------------------------------------------------------------------------------------------

The following is a distribution of Available-for-Sale securities by maturity as of December 31, 2005:

                                                      AMORTIZED           FAIR
(THOUSANDS)                                              COST             VALUE
--------------------------------------------------------------------------------
Due within 1 year                                      $ 20,714         $ 20,936
Due after 1 year through 5 years                         82,914           84,094
Due after 5 years through 10 years                      152,572          152,308
Due after 10 years                                       12,567           12,328
--------------------------------------------------------------------------------
                                                        268,767          269,666
Mortgage and asset-backed securities                    162,609          162,686
--------------------------------------------------------------------------------
   Total                                               $431,376         $432,352
--------------------------------------------------------------------------------

The expected payments on mortgage and other asset-backed securities may not coincide with their contractual maturities. As such, these securities were not included in the maturities distribution.

The table below includes sales, maturities and purchases of investments classified as Available-for-Sale for the years ended December 31:

(THOUSANDS)                                                2005            2004         2003
----------------------------------------------------------------------------------------------
Sales                                                    $ 63,348        $14,664      $ 50,277
Maturities, sinking fund payments and calls              $ 90,711        $33,853      $ 49,900
Purchases                                                $168,751        $80,049      $148,316
----------------------------------------------------------------------------------------------

Included in net realized gains and losses are gross realized gains and losses on sales of securities, as well as other-than-temporary losses on investments, classified as Available-for-Sale, using the specific identification method, as noted in the following table for the years ended December 31:

(THOUSANDS)                                   2005          2004         2003
-------------------------------------------------------------------------------
Gross realized gains from sales             $ 1,884        $ 451        $ 2,682
Gross realized losses from sales            $  (216)       $(192)       $  (970)
Other-than-temporary impairments            $    --        $  --        $(1,168)
-------------------------------------------------------------------------------

The $1.2 million of other-than-temporary impairments in 2003 consisted of $0.5 million related to corporate debt securities and $0.7 million related to American Partners Life's interest in a collateralized debt obligations (CDO) securitization trust which was sold in 2005 as discussed below.

During the second quarter of 2005, American Partners Life sold all of its retained interest in the CDO-related securitization trust and realized a net pretax gain of $1.0 million. The carrying value of this retained interest was $10.5 million at December 31, 2004, of which $7.8 million was considered investment grade.

At December 31, 2005 and 2004, bonds carried at $7.3 million and $7.4 million, respectively, were on deposit with various states as required by law.

American Partners Life Insurance Company
--------------------------------------------------------------------------------

MORTGAGE LOANS ON REAL ESTATE, NET

The following is a summary of mortgage loans on real estate at December 31:

(THOUSANDS)                                                2005            2004
---------------------------------------------------------------------------------
Mortgage loans on real estate                             $57,693        $51,753
Less: allowance for loan losses                              (759)          (759)
---------------------------------------------------------------------------------
Net mortgage loans                                        $56,934        $50,994
---------------------------------------------------------------------------------

Mortgage loans are first mortgages on real estate. American Partners Life holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The estimated fair value of the mortgage commitments as of December 31, 2005 and 2004, was not material.

At December 31, 2005 and 2004, American Partners Life's recorded investment in impaired mortgage loans on real estate was nil. During 2005 and 2004, the average recorded investment in impaired mortgage loans on real estate was nil. American Partners Life recognized nil of interest income related to impaired mortgage loans on real estate for the years ended December 31, 2005, 2004, and 2003, respectively.

The balances of and changes in the total allowance for mortgage loan losses as of and for the years ended December 31, are as follows:

(THOUSANDS)                                       2005         2004         2003
--------------------------------------------------------------------------------
Balance, beginning of year                        $759         $759         $353
Provision for mortgage loan losses                  --           --          406
--------------------------------------------------------------------------------
Balance, end of year                              $759         $759         $759
--------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by region at December 31 were:

                                       DECEMBER 31, 2005            DECEMBER 31, 2004
(THOUSANDS)                        ON BALANCE     FUNDING      ON BALANCE       FUNDING
 REGION                              SHEET      COMMITMENTS       SHEET       COMMITMENTS
-----------------------------------------------------------------------------------------
Pacific                              $13,471      $    --        $12,678          $ --
South Atlantic                        10,635          300          9,451            --
East North Central                     8,982           --          7,518            --
Middle Atlantic                        7,675           --          4,620            --
Mountain                               7,545           --          7,503           200
West South Central                     3,475           --          3,766            --
New England                            2,308           --          2,352            --
West North Central                     1,984           --          2,164            --
East South Central                     1,618           --          1,701            --
-----------------------------------------------------------------------------------------
                                      57,693          300         51,753           200
Less: reserves for losses                759           --            759            --
-----------------------------------------------------------------------------------------
     Total                           $56,934      $   300        $50,994          $200
-----------------------------------------------------------------------------------------

Concentration of credit risk of mortgage loans on real estate by property type at December 31 were:

                                       DECEMBER 31, 2005             DECEMBER 31, 2004
(THOUSANDS)                         ON BALANCE      FUNDING      ON BALANCE       FUNDING
PROPERTY TYPE                         SHEET       COMMITMENTS       SHEET       COMMITMENTS
-------------------------------------------------------------------------------------------
Office buildings                     $20,563        $   300        $21,196          $ --
Department/retail stores              16,565             --         12,690           200
Industrial buildings                  11,342             --          7,148            --
Apartments                             3,954             --          4,091            --
Medical buildings                      3,420             --          4,731            --
Other                                  1,849             --          1,897            --
-------------------------------------------------------------------------------------------
                                      57,693            300         51,753           200
Less: reserves for losses                759             --            759            --
-------------------------------------------------------------------------------------------
     Total                           $56,934        $   300        $50,994          $200
-------------------------------------------------------------------------------------------

American Partners Life Insurance Company
--------------------------------------------------------------------------------

SOURCES OF INVESTMENT INCOME AND REALIZED GAINS ON INVESTMENTS

Net investment income for the years ended December 31 is summarized as follows:

(THOUSANDS)                                     2005          2004         2003
--------------------------------------------------------------------------------
Income on fixed maturities                     $23,639      $22,802      $22,343
Income on mortgage loans on real estate          3,683        3,869        3,906
Other                                            1,115          779          216
--------------------------------------------------------------------------------
                                                28,437       27,450       26,465
Less: investment expenses                          260          327          364
--------------------------------------------------------------------------------
   Total                                       $28,177      $27,123      $26,101
--------------------------------------------------------------------------------

Net realized gains on investments for the years ended December 31 is summarized as follows:

(THOUSANDS)                                     2005         2004         2003
--------------------------------------------------------------------------------
Fixed maturities                              $1,668         $259         $ 545
Mortgage loans on real estate                      5           --          (406)
--------------------------------------------------------------------------------
   Total                                      $1,673         $259         $ 139
--------------------------------------------------------------------------------

3. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The balances of and changes in DAC as of and for the years ended December 31, were:

(THOUSANDS)                                                                            2005            2004          2003
---------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                           $19,212        $18,834        $16,295
Capitalization of acquisition costs                                                      623            881          1,722
Amortization, excluding impact of changes in assumptions                              (2,536)        (2,470)        (1,727)
Amortization, impact of annual third quarter changes in DAC-related assumptions        3,500             --          1,000
Impact of changes in net unrealized securities losses                                  4,085          1,967          1,544
---------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                                 $24,884        $19,212        $18,834
---------------------------------------------------------------------------------------------------------------------------

The balances of and changes in DSIC as of and for the years ended December 31, were:

(THOUSANDS)                                                         2005        2004          2003
----------------------------------------------------------------------------------------------------
Balance, beginning of year                                         $2,051      $2,670        $2,703
Capitalization of sales inducements                                    44         112           107
Amortization                                                           57        (297)         (140)
Impact of changes in net unrealized securities losses (gains)         414        (434)           --
----------------------------------------------------------------------------------------------------
Balance, end of year                                               $2,566      $2,051        $2,670
----------------------------------------------------------------------------------------------------

4. VARIABLE ANNUITY GUARANTEES

This note discusses variable annuity guarantees for which liabilities are established under SOP 03-1, specifically GMDB.

The majority of the variable annuity contracts offered by American Partners Life contain GMDB provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. American Partners Life has established additional liabilities for these variable annuity death benefits provisions. American Partners Life has not established additional liabilities for other insurance or annuitization guarantees for which the risk is currently immaterial.

The variable annuity death benefit liability is determined each period by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

The majority of the GMDB contracts provide for six year reset contract values. In determining the additional liabilities for variable annuity death benefits, American Partners Life projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review, and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

American Partners Life Insurance Company
--------------------------------------------------------------------------------

The following provides summary information related to variable annuity contracts for which American Partners Life has established additional liabilities for death benefits as of December 31:

----------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY GMDB BY BENEFIT TYPE
(DOLLARS IN THOUSANDS)                                                                              2005         2004
----------------------------------------------------------------------------------------------------------------------
Contracts with GMDB Providing for Return of Premium    Total Contract Value                       $16,726      $17,701
                                                       Contract Value in Separate Accounts        $13,577      $14,792
                                                       Net Amount at Risk*                        $ 2,025      $ 2,627
                                                       Weighted Average Attained Age                   56           55
----------------------------------------------------------------------------------------------------------------------

* Represents current death benefit less total contract value for GMDB and assumes the actuarially remote scenario that all claims become payable on the same day.

The additional liabilities for guaranteed benefits established under SOP 03-1 are supported by general account assets. Changes in these liabilities are included in death and other benefits in the Statements of Income.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

5. INCOME TAXES

American Partners Life qualifies as a life insurance company for federal income tax purposes. As such, American Partners Life is subject to the Internal Revenue Code provisions applicable to life insurance companies.

Provisions for income taxes were:

(THOUSANDS)                                      2005        2004        2003
--------------------------------------------------------------------------------
Federal income tax:
   Current                                      $2,735      $3,082      $3,656
   Deferred                                      2,948         541         172
--------------------------------------------------------------------------------
Total federal income taxes                       5,683       3,623       3,828
State income taxes-current                          83          65         (13)
--------------------------------------------------------------------------------
Income tax provision                            $5,766      $3,688      $3,815
--------------------------------------------------------------------------------

The principal reasons that the aggregate income tax provision is different from that computed using the U.S. statutory rate of 35% are as follows:

                                                   2005        2004        2003
--------------------------------------------------------------------------------
Tax at U.S. statutory rate                         35.0%       35.0%       35.0%
State income taxes, net of federal benefit          0.3         0.3        (0.1)
Intercompany tax allocation true-up                  --        (8.7)         --
All other                                          (0.7)        2.5        (0.2)
--------------------------------------------------------------------------------
Income tax provision before accounting change      34.6%       29.1%       34.7%
--------------------------------------------------------------------------------

The intercompany tax allocation true-up is the result of a detailed review of Ameriprise Financial's intercompany current federal tax accounts and the corresponding allocation adjustment necessary to properly reflect American Partner Life's current tax liability as of December 31, 2004.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of American Partners Life's deferred tax assets and liabilities as of December 31, 2005 and 2004 are reflected in the following table:

(THOUSANDS)                                                        2005         2004
-------------------------------------------------------------------------------------
Deferred income tax assets:
   Policy reserves                                                $2,666      $ 1,969
   Other investments                                               1,732        4,425
   Other                                                              --          348
-------------------------------------------------------------------------------------
Total deferred tax assets                                          4,398        6,742
-------------------------------------------------------------------------------------

Deferred income tax liabilities:
   Deferred policy acquisition costs                               6,499        6,872
   Deferred taxes related to net securities unrealized gains         262        3,558
   Other                                                             978           --
-------------------------------------------------------------------------------------
Total deferred tax liabilities                                     7,739       10,430
-------------------------------------------------------------------------------------
Net deferred tax liabilities                                      $3,341      $ 3,688
-------------------------------------------------------------------------------------

American Partners Life Insurance Company
--------------------------------------------------------------------------------

American Partners Life is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Included in American Partners Life's deferred tax assets is a significant deferred tax asset relating to capital losses realized for tax return purposes and capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. American Partners Life has $4.3 million in capital loss carryforwards that expire December 31, 2009. The deferred tax benefit of these capital loss carryforwards is reflected in the other investments deferred tax assets, net of other related items. Based on analysis of American Partners Life's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable American Partners Life to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2005 and 2004.

As a result of the separation of Ameriprise Financial from American Express, American Partners Life will be required to file a short period income tax return through September 30, 2005 which will be included as part of the American Express consolidated income tax return for the year ended December 31, 2005. Additionally, IDS Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of the Ameriprise Financial affiliated group for five tax years following the Distribution. Therefore, American Partners Life will also be required to file a separate short period tax return as part of an IDS Life life insurance company income tax return for the period October 1, 2005 through December 31, 2005.

The items comprising other comprehensive income in the Statements of Stockholder's Equity are presented net of the following income tax benefit amounts:

(THOUSANDS)                                                 2005            2004        2003
--------------------------------------------------------------------------------------------
Net unrealized securities losses                           $3,296           $115        $325
--------------------------------------------------------------------------------------------
Net income tax benefit                                     $3,296           $115        $325
--------------------------------------------------------------------------------------------

6. STATUTORY CAPITAL AND SURPLUS

Statutory capital and surplus available for distribution or dividends to IDS Life are limited to American Partners Life's surplus as determined in accordance with accounting practices prescribed by the State of Arizona. American Partners Life's statutory unassigned surplus aggregated $17.1 million and $7.9 million as of December 31, 2005 and 2004, respectively. Dividends in excess of $6.1 million would require approval of the Department of Insurance of the State of Arizona.

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(THOUSANDS)                                                2005            2004         2003
--------------------------------------------------------------------------------------------
Statutory net income                                      $ 7,844        $10,651     $ 3,837
Statutory capital and surplus                              64,097         54,988      44,953

American Partners Life is subject to regulatory capital requirements. Actual capital, determined on a statutory basis, as of December 31, 2005 and 2004 was $67.9 million and $58.7 million, respectively. Actual capital, as defined by the National Association of Insurance Commissioners for purposes of meeting regulatory capital requirements, includes statutory capital and surplus, plus certain statutory valuation reserves. The regulatory capital requirement was $10.9 million as of December 31, 2005 and 2004.

7. RELATED PARTY TRANSACTIONS

American Partners Life entered into a reinsurance agreement to assume single premium deferred annuity contracts from IDS Life. At September 1, 1995, a $107.6 million block of single premium deferred annuities was transferred from IDS Life to American Partners Life. The accompanying balance sheet includes $38.8 million and $46.2 million for future policy benefits related to this agreement as of December 31, 2005 and 2004, respectively.

American Partners Life has no employees. Charges by IDS Life and Ameriprise Financial for the use of joint facilities, marketing services, technology support and other services aggregated $2.7 million, $2.2 million, and $4.5 million, for 2005, 2004, and 2003, respectively. Certain of these costs are included in DAC. Expenses allocated to American Partners Life may not be reflective of expenses that would have been incurred by American Partners Life on a stand-alone basis.

Included in other liabilities at December 31, 2005 and 2004 are $862 thousand and $413 thousand, respectively, payable to IDS Life for federal income taxes.

American Partners Life Insurance Company
--------------------------------------------------------------------------------

8. REINSURANCE

As discussed in Note 7, American Partners Life reinsures a block of single premium deferred annuity contracts from IDS Life, with reserves of $38.8 million and $46.2 million as of December 31, 2005 and 2004, respectively.

American Partners Life previously assumed a small amount of reinsurance on credit life insurance written to cover monthly outstanding balances on American Express Company's credit and charge cards and on an affiliate company's customer lines of credit. Amounts in force were nil and $188.2 million with reserves of nil and $256 thousand as of December 31, 2005 and 2004, respectively.

American Partners Life also cedes 100% of the risk on a small block of level term life insurance to an unaffiliated reinsurer. Amounts in force were $52.5 million and $52.8 million, as of December 31, 2005 and 2004, respectively.

9. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table discloses fair value information for financial instruments. Certain items, such as life insurance obligations, DAC and DSIC are not reflected in the table as they are not required to be disclosed in such table by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments." The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2005 and 2004 and require management judgment to estimate such values. These figures may not be indicative of their future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of American Partners Life, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying value and fair value information for financial instruments as of December 31:

                                                                      2005                        2004
----------------------------------------------------------------------------------------------------------------
                                                              CARRYING        FAIR        CARRYING        FAIR
(THOUSANDS)                                                    AMOUNT         VALUE        AMOUNT         VALUE
----------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Assets for which carrying values approximate fair values      $ 20,098      $ 20,098      $  6,665      $  6,665
Available-for-Sale securities                                  432,352       432,352       429,481       429,481
Mortgage loans on real estate, net                              56,934        60,651        50,994        56,472
Separate account assets                                         13,590        13,590        14,815        14,815

FINANCIAL LIABILITIES
Fixed annuity reserves                                        $444,689      $439,462      $422,568      $416,190
Separate account liabilities                                    13,590        13,416        14,815        14,621
Derivative financial instruments                                   231           231           117           117
----------------------------------------------------------------------------------------------------------------

As of December 31, 2005 and 2004, the carrying and fair value of off-balance sheet financial instruments are not material. See Note 2 for carrying and fair value information regarding Available-for-Sale securities and mortgage loans on real estate (net of allowance for loan losses). The following methods were used to estimate the fair values of financial assets and financial liabilities:

FINANCIAL ASSETS

Assets for which carrying values approximate fair values include cash and cash equivalents. The carrying value approximates fair value due to the short-term nature of these instruments.

Available-for-Sale securities are carried at fair value on the Balance Sheets. Gains and losses are recognized in the results of operations upon disposition of the securities. In addition, losses are recognized when management determines that a decline in value is other-than-temporary.

The fair values of mortgage loans on real estate, except those with significant credit deterioration, are estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans, on collateral values.

Separate account assets are carried at fair value in the Balance Sheets.

FINANCIAL LIABILITIES

Fair value of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges. For annuities in payout status, fair value is estimated using discounted cash flows, based on current interest rates. The fair value of these reserves excludes life insurance related elements of $113 thousand and nil at December 31, 2005 and 2004, respectively. If the fair value of the fixed annuities were realized, the surrender charges received would be offset by the write off of the DAC and DSIC associated with the fixed annuities of $27.7 million and $26.0 million as of December 31, 2005 and 2004, respectively.

American Partners Life Insurance Company
--------------------------------------------------------------------------------

Fair values of separate account liabilities are estimated as the accumulated value less applicable surrender charges.

Derivative financial instruments are carried at fair value within other liabilities. The fair value of the derivative financial instruments are determined using either market quotes or valuation modes that are based upon the net present value of estimated future cash flows and incorporate current market data inputs.

10. COMMITMENTS AND CONTINGENCIES

At December 31, 2005 and 2004, American Partners Life had no commitments to purchase investments other than mortgage loan fundings (see Note 2).

The Securities and Exchange Commission, the National Association of Securities Dealers and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. American Partners Life has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

American Partners Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

The IRS routinely examines American Partners Life's federal income tax returns and recently completed its audit of American Partners Life for the 1993 through 1996 tax years. The IRS is currently conducting an audit of American Partners Life for the 1997 through 2002 tax years. Management does not believe there will be a material adverse effect on American Partners Life's financial position or results of operations as a result of these audits.

--------------------------------------------------------------------------------

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23 - APL VARIABLE ANNUITY ACCOUNT 1

                                                                 S-6321 D (5/06)

PART C.

Item 24. Financial Statements and Exhibits

(a)      Financial Statements included in Part B of this Registration Statement:

         APL Variable Annuity Account 1:

         Report of Independent Registered Public Accounting Firm dated March 31, 2006.
         Statements of Assets and Liabilities as of Dec. 31, 2005.
         Statements of Operations for the year ended Dec. 31, 2005.
         Statements of Changes in Net Assets for the years ended Dec. 31 2005 and 2004.

         Notes to Financial Statements.

         American Partners Life Insurance Company:

         Report of Independent Registered Public Accounting Firm dated Feb. 27, 2006.
         Balance Sheets as of Dec. 31, 2005 and 2004.
         Statements of Income for the years ended Dec. 31, 2005, 2004 and 2003. Statements of Cash Flows for the years ended Dec. 31, 2005, 2004 and 2003.
         Statements of Stockholder's Equity for the three years ended Dec. 31, 2005.

         Notes to Financial Statements.

(b)      Exhibits:

1. Consent in Writing in Lieu of Meeting of Board of Directors establishing the APL Variable Annuity Account 1 dated February 9, 1995, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 33-57731 is incorporated herein by reference.

2.       Not Applicable.

3. Form of Variable Annuity Distribution Agreement, filed electronically as Exhibit 3 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-57731 is incorporated herein by reference.

4.1 Form of Deferred Annuity Contract for nonqualified contract (form 32028), filed electronically as Exhibit 4.1 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-57731 is incorporated herein by reference.

4.2 Form of Deferred Annuity Contract for qualified contract (form 32034-IRA), filed electronically as Exhibit 4.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-57731 is incorporated herein by reference.

4.3 Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 131065 9/02) filed electronically as Exhibit 4.3 to Post-Effective Amendment No. 9 to Registration Statement No. 33-57731 is incorporated herein by reference.

5. Form of Application for American Partners Life Variable Annuity (form 32025), filed electronically as Exhibit 5.1 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-57731 is incorporated herein by reference.

6.1 Articles of Amendment and Restatement of National Pension Life Insurance Company dated February 18, 1994, filed as Exhibit 6.1 to Registrant's Initial Registration Statement No. 33-57731 is incorporated herein by reference.

6.2      Amended and Restated By-Laws of American Partners Life, filed as
         Exhibit 6.2 to Registrant's Initial Registration Statement No. 33-57731 is incorporated herein by reference.

6.3 Amendments to the By-Laws of American Partners Life Insurance Company adopted as of 9/19/02 filed electronically as Exhibit 6.3 to Post-Effective Amendment No. 9 to Registration Statement No. 33-57731 is incorporated herein by reference.

7.       Not Applicable.

8.1 Participation Agreement among INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and American Partners Life Insurance Company, dated Oct. 31, 1995, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-57731 is incorporated herein by reference.

8.2 Fund Participation Agreement, dated Dec. 19, 1995 by and among American Partners Life Insurance Company, TCI Portfolios, Inc. and Investors Research Corporation, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-57731 is incorporated herein by reference.

8.3 Fund Participation Agreement, dated Jan. 23, 1996 between JANUS ASPEN SERIES and American Partners Life Insurance Company, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-57731 is incorporated herein by reference.

8.4 Participation Agreement dated March 1, 1996 by and among American Partners Life Insurance Company and Warburg Pincus Trust and Warburg, Pincus Counsellors, Inc. and Counsellors Securities Inc., filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 3 to Registration Statement No. 33-57731 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10. Consent of Independent Registered Public Accounting Firm is filed electronically herewith.

11.      None.

12.      Not Applicable.

13.1 Power of Attorney to sign Amendments to this Registration Statement, dated April 13, 2005, filed electronically as Exhibit 13.1 to Post-Effective Amendment No. 11 to Registration Statement No. 33-57731 is incorporated by reference.

13.2 Power of Attorney to sign Amendments to this Registration Statement, dated July 7, 2004, filed electronically as Exhibit 13.1 to Post-Effective Amendment No. 11 to Registration Statement No. 33-57731 is incorporated by reference.

13.3 Power of Attorney to sign Amendments to this Registration Statement dated Dec. 5, 2006 is filed electronically herewith.


Item 25. Directors and Officers of the Depositor (American Partners Life Insurance Company)

Name                         Principal Business Address*      Positions and Offices with Depositor
-------------------------- -------------------------------- ------------------------------------
Neysa M. Alecu                                                Anti-Money Laundering Officer

Gumer C. Alvero                                               Director and President

Timothy V. Bechtold                                           Director and Vice President - Insurance Products

Arthur H. Berman                                              Director

Walter S. Berman                                              Vice President and Treasurer

Richard N. Bush                                               Senior Vice President - Corporate Tax

Paul R. Johnston                                              Assistant General Counsel and
                                                              Secretary
Michelle M. Keeley                                            Vice President - Investments

Mary Ellyn Minenko                                            Vice President, Group Counsel and
                                                              Assistant Secretary

Jeryl A. Millner                                              Vice President - Finance

Thomas W. Murphy                                              Vice President - Investments

Benji Orr                                                     Deputy Anti-Money Laundering Officer

Kevin E. Palmer                                               Director, Vice President and Chief Actuary

Scott R. Plummer                                              38a-1 Chief Compliance Officer

Julie A. Ruether                                              Chief Compliance Officer

Mark E. Schwarzmann                                           Director, Chairman of the Board
                                                              and Chief Executive Officer

Heather M. Somers                                             General Counsel and Assistant Secretary

David K. Stewart                                              Vice President and Controller

* Unless otherwise noted, the principal business address is: 1751 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

Ameriprise Financial Services Inc.                                                        Delaware
            American Express Financial Advisors Japan Inc.                                Delaware
            American Express Management Company S.A.                                      Luxembourg
Ameriprise Trust Company                                                                  Minnesota
IDS Life Insurance Company                                                                Minnesota
            IDS REO 1, LLC                                                                Minnesota
            IDS REO 2, LLC                                                                Minnesota
            American Partners Life Insurance Company                                      Arizona
            IDS Life Insurance Company of New York                                        New York
            American Enterprise Life Insurance Company                                    Indiana
                       American Enterprise REO 1, LLC                                     Minnesota
            American Centurion Life Assurance Company                                     New York
            RiverSource Tax Advantaged Investments, Inc.                                  Delaware
                       AEXP Affordable Housing Portfolio LLC                              Delaware
Ameriprise Certificate Company                                                            Delaware
            Investors Syndicate Development Corp.                                         Nevada
            American Express International Deposit Company                                Cayman Islands
American Express Insurance Agency of Alabama Inc.                                         Alabama
American Express Insurance Agency of Arizona Inc.                                         Arizona
American Express Insurance Agency of Idaho Inc.                                           Idaho
American Express Insurance Agency of Indiana Inc.                                         Indiana
American Express Insurance Agency of Massachusetts Inc.                                   Massachusetts
American Express Insurance Agency of New Mexico Inc.                                      New Mexico
American Express Insurance Agency of Texas Inc.                                           Texas
IDS Insurance Agency of Utah Inc.                                                         Utah
American Express Insurance Agency of Wyoming Inc.                                         Wyoming
American Express Insurance Agency of Maryland Inc.                                        Maryland
American Express Insurance Agency of Oklahoma Inc.                                        Oklahoma
American Express Insurance Agency of Nevada Inc.                                          Nevada
RiverSource Investments LLC                                                               Minnesota
            Advisory Capital Strategies Group Inc.                                        Minnesota
            American Express Asset Management International (Japan) Inc.                  Japan
                       Advisory Capital Partners LLC                                      Delaware
                       Advisory Select LLC                                                Delaware
                       Boston Equity General Partner LLC                                  Delaware
                       Advisory Quantitative Equity (General Partner) LLC                 Delaware
                       Advisory Credit Opportunities GP LLC                               Delaware
                       Advisory European (General Partner) Inc.                           Cayman Islands
                       Advisory Convertible Arbitrage LLC                                 Delaware
            Kenwood Capital Management LLC (51.1% owned)                                  Delaware
            IDS Capital Holdings Inc.                                                     Minnesota
American Express Asset Management International Inc.                                      Delaware
American Express Asset Management Ltd.                                                    England
IDS Management Corporation                                                                Minnesota
            IDS Partnership Services Corporation                                          Minnesota
            IDS Cable Corporation                                                         Minnesota
            IDS Futures Corporation                                                       Minnesota
            IDS Realty Corporation                                                        Minnesota
            IDS Cable II Corporation                                                      Minnesota

IDS Property Casualty Insurance Company                                                   Wisconsin
            Amex Assurance Company                                                        Illinois
            Ameriprise Auto & Home Insurance Agency, Inc.                                 Wisconsin
American Enterprise Investment Services Inc.                                              Minnesota
American Express Property Casualty Insurance Agency of Kentucky Inc.                      Kentucky
RiverSource Service Corporation                                                           Minnesota
American Express Property Casualty Insurance Agency of Maryland Inc.                      Maryland
American Express Property Casualty Insurance Agency of Mississippi Inc.                   Mississippi
American Express Property Casualty Insurance Agency of Pennsylvania Inc.                  Pennsylvania
AEFA (Jersey) Limited                                                                     Jersey, Channel Islands
Channel Islands
Securities America Financial Corporation                                                  Nebraska
            Realty Assets, Inc.                                                           Nebraska
            Securities America Advisors, Inc.                                             Nebraska
            Securities America, Inc.                                                      Nebraska
American Express Asset Management (Australia) Limited                                     Australia
Threadneedle Asset Management Holdings Ltd.                                               England
            Threadneedle Investments (Channel Islands) Ltd.                               Jersey, Channel Islands
Channel Islands
            Threadneedle Asset Management Ltd.                                            England
            Threadneedle Portfolio Services Ltd.                                          England
            Threadneedle Postfolio Managers Ltd.                                          England
            Threadneedle Investment Services Ltd.                                         England
            Threadneedle Asset Management (Nominees) Ltd.                                 England
            Threadneedle Investment Services GMbH                                         Germany
            Threadneedle Investment Advisors Ltd.                                         England
            Threadneedle International Fund Management Ltd.                               England
            MM Asset Management Ltd.                                                      England
            Eagle Star ISA Manager Ltd.                                                   England
            Eagle Star Unit Managers Ltd.                                                 England
            ADT Nominees Ltd.                                                             England
            Threadneedle International Ltd.                                               England
            Threadneedle Management Services Ltd.                                         England
                       Threadneedle Rural Property Services Ltd.                          England
                       Threadneedle Property Services Ltd.                                England
            Threadneedle Pensions Ltd.                                                    England
            Threadneedle Property GP Holdings Ltd.                                        England
            Threadneedle Property Investments Ltd.                                        England
                       Sackville TCI Property (GP) Ltd.                                   England
                       Sackville TCI Property Nominee (1) Ltd.                            England
                       Sackville TCI Property Nominee (2) Ltd.                            England
                       Sackville Property (GP) Ltd.                                       England
                       Sackville Tandem Property (GP) Ltd.                                England
                                  Sackville Tandem Property Nominee Ltd.                  England
                       Sackville TPEN Property (GP) Ltd.                                  England
                                  Sackville TPEN Property Nominee Ltd.                    England
                                  Sackville TPEN Property Nominee (2) Ltd.                England
                       Sackville TSP Property (GP) Ltd.                                   England
                                  Sackville TSP Property Nominee Ltd.                     England
                       JDM3                                                               California
            Cornbrash Park Management Company Ltd.                                        England
            Highcross (Slough) Management Ltd.                                            England
            Threadneedle Financial Services Ltd.                                          England
            Threadneedle Pension Trustees Ltd.                                            England
Sloan Financial Group                                                                     North Carolina
Ameriprise Insurance Company                                                              Wisconsin
RiverSource Distributors, Inc.                                                            Delaware
Ameriprise India Private Limited                                                          India

Item 27. Number of Contract owners

         As of March 31, 2006, there were 26 contract owners of qualified contracts and 829 contract owners of non-qualified contracts.

Item 28. Indemnification

The amended By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

(a) Ameriprise Financial Services, Inc. acts as principal underwriter for the following investment companies:

        AXP California Tax-Exempt Trust; AXP Dimensions Series, Inc.; AXP
        Discovery Series, Inc.; AXP Equity Series, Inc.; AXP Fixed Income
        Series, Inc.; AXP Global Series, Inc.; AXP Government Income Series,
        Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
        High Yield Tax-Exempt Series, Inc.; AXP Income Series, Inc.; AXP
        International Series, Inc.; AXP Investment Series, Inc.; AXP Managed
        Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market
        Series, Inc.; AXP Partners Series, Inc.; AXP Partners International
        Series, Inc.; AXP Progressive Series, Inc.; AXP Sector Series, Inc.; AXP
        Selected Series, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock
        Series, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.;
        AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income Trust;
        Income Trust; World Trust; Ameriprise Certificate Company; Advisory
        Hedged Opportunity Fund.

(b)  As to each director, officer or partner of the principal underwriter:

         Name and Principal                        Position and Offices with
         Business Address*                         Underwriter
         Gumer C. Alvero                           Vice President - General
                                                   Manager Annuities

         Ward D. Armstrong                         Senior Vice President -
                                                   Retirement Services and
                                                   Riversource Investments

         John M. Baker                             Vice President - Chief
                                                   Client Service Officer

         Timothy V. Bechtold                       Vice President -
                                                   Insurance Products

         Arthur H. Berman                          Senior Vice President and Treasurer

         Walter S. Berman                          Director

         Robert C. Bloomer                         Vice President - Technologies III

         Leslie H. Bodell                          Vice President - Technologies I

         Rob Bohli                                 Group Vice President -
         10375 Richmond Avenue #600                South Texas
         Houston, TX 77042

         Walter K. Booker                          Group Vice President -
         61 South Paramus Road                     New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ 07652

         Bruce J. Bordelon                         Group Vice President -
         1333 N. California Blvd.,                 Northern California
         Suite 200
         Walnut Creek, CA 94596

         Randy L. Boser                            Vice President - Mutual Fund
                                                   Business Development

         Richard N. Bush                           Senior Vice President -
                                                   Corporate Tax

         Uzma S. Burki                             Vice President - Organizational
                                                   & Talent Development

         Kenneth J. Ciak                           Vice President and
         IDS Property Casualty                     General Manager - IDS
         1400 Lombardi Avenue                      Property Casualty
         Green Bay, WI 54304

         Paul A. Connolly                          Vice President - RL HR/US Retail

         James M. Cracchiolo                       Director, Chairman of the Board
                                                   and Chief Executive Officer

         Colleen Curran                            Vice President and
                                                   Assistant General Counsel

         Luz Maria Davis                           Vice President - Employee
                                                   Communications

         Scott M. DiGiammarino                     Group Vice President -
         Suite 500, 8045 Leesburg                  Washington D.C./Baltimore
         Pike
         Vienna, VA 22182

         Paul James Dolan                          Vice President - CAO Product Sales

         Kenneth Dykman                            Group Vice President -
         625 Kenmor Ave South East                 Greater Michigan
         Suite 301
         Grand Rapids, MI 49546

         William V. Elliot                         Vice President - Financial
                                                   Planning and Advice

         William J. Emptage                        Vice President - Strategic Planning

         Benjamin R. Field                         Vice President - Finanace
                                                   Education and Planning Services

         Gordon M. Fines                           Vice President - Senior
                                                   Portfolio Manager I

         Giunero Floro                             Vice President - Creative
                                                   Services

         Terrence J. Flynn                         Vice President - Brokerage
                                                   Clearing Operations

         Jeffrey P. Fox                            Vice President - Investment
                                                   Accounting

         Peter A. Gallus                           Vice President - CAO - Investment
                                                   Management

         Laura C. Gagnon                           Vice President - Investor Relations

         Gary W. Gassmann                          Group Vice President -
         2677 Central Park Boulevard               Detroit Metro
         Suite 350
         Southfield, MN 48076

         John C. Greiber                           Group Vice President -
                                                   Minnesota/Iowa

         Martin T. Griffin                         Vice President and National Sales
                                                   Manager External Channel

         Steven Guida                              Vice President -
                                                   New Business and Service

         Teresa A. Hanratty                        Senior Vice President -
         Suites 6&7                                Field Management
         169 South River Road
         Bedford, NH 03110

         Janis K. Heaney                           Vice President -
                                                   Incentive Management

         Brian M. Heath                            Director, President
         Suite 150
         801 E. Campbell Road
         Richardson, TX 75081

         Jon E. Hjelm                              Group Vice President -
         655 Metro Place South                     Ohio Valley
         Suite 570
         Dublin, OH 43017

         David X. Hockenberry                      Group Vice President -
         830 Crescent Centre Drive                 Mid South
         Suite 490
         Franklin, TN 37067-7217

         Kelli A. Hunter                           Executive Vice President -
                                                   Human Resources

         Debra A. Hutchinson                       Vice President - Technologies I

         Theodore M. Jenkin                        Group Vice President -
         6000 Freedom Square Drive                 Steel Cities
         Suite 300
         Cleveland, OH 44131

         James M. Jensen                           Vice President -
                                                   Compensation and Licensing
                                                   Services

         Gregory C. Johnson                        Group Vice President -
         4 Atrium Drive, #100                      Upstate New York/Vermont
         Albany, NY 12205

         Jody M. Johnson                           Group Vice President -
                                                   Twin Cities Metro

         Nancy E. Jones                            Vice President - Advisor
                                                   Marketing

         William A. Jones                          Vice President - Technologies III

         John C. Junek                             Senior Vice President and
                                                   General Counsel

         Ora J. Kaine                              Vice President -
                                                   Retail Distribution Services

         Michelle M. Keeley                        Senior Vice President -
                                                   Fixed Income

         Raymond G. Kelly                          Group Vice President -
         Suite 250                                 Northern Texas
         801 East Campbell Road
         Richardson, TX 75081

         Claire Kolmodin                           Vice President - Strategic
                                                   Initiatives

         Neysa A. Alecu                            Anti-Money Laundering Officer

         Benji Orr                                 Deputy Anti-Money Laundering
                                                   Officer

         Lori J. Larson                            Vice President - Advisor
                                                   Field Force Growth and
                                                   Retention

         Daniel E. Laufenberg                      Vice President - Chief
                                                   U.S. Economist

         Jane W. Lee                               Vice President - General
                                                   Manager Platinum Financial
                                                   Services

         Catherine M. Libbe                        Vice President - Marketing
                                                   & Product Retirement Services

         Diane D. Lyngstad                         Chief Financial Officer and
                                                   Vice President - Comp and
                                                   Licensing Services

         Kurt W. Lofgren                           Vice President and Chief Compliance
                                                   Officer - U.S. Retail Distribution

         Andrew J. MacMillan                       Senior Vice President - Corporate
                                                   Communications & Government Affairs

         Timothy J. Masek                          Vice President -
                                                   Fixed Income Research

         Frank A. McCarthy                         Vice President - External
                                                   Products Group and Personal
                                                   Trust Services

         Brian J. McGrane                          Vice President and LFO
                                                   Officer - Finance

         Dean O. McGill                            Group Vice President -
         11835 W. Olympic Blvd                     Los Angeles Metro
         Suite 900 East
         Los Angeles, CA 90064

         Jeffrey McGregor                          Vice President and National
                                                   Sales Manager for Distribution

         Sarah M. McKenzie                         Vice President - Managed and
                                                   Brokerage Products

         Penny J. Meier                            Vice President - Business
                                                   Transformation/Six Sigma

         Paula R. Meyer                            Senior Vice President and
                                                   General Manager - Mutual Funds

         Rebecca A. Nash                           Vice President - Service
                                                   Operations

         Thomas V. Nicolosi                        Group Vice President -
         Suite 220                                 New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY 10528

         Patrick H. O'Connell                      Group Vice President -
         Commerce Center One                       Southern New England
         333 East River
         Hartford, CT 06108-4200

         Francois B. Odouard                       Vice President - Brokerage

         Michael J. O'Keefe                        Vice President -
                                                   Advisory Business Systems

         Geoffery Oprandy                          Group Vice President - Southwest
         11811 N. Tatum Blvd. Suite 1030
         Phoenix, AZ 85028

         Douglas J. Parish                         General Auditor

         Kristi L. Petersen                        Vice President - One Account
                                                   and Cash

         John G. Poole                             Group Vice President -
         14755 North Outer Forty Road              Gateway/Springfield
         Suite 500
         Chesterfield, MO 63017

         Larry M. Post                             Group Vice President -
         2 Constitution Plaza                      New England
         Charlestown, MA 02129

         Michael J. Rearden                        Group Vice President -
         1800 S. Pine Island Road, Suite 510       Southern Florida
         Plantation, FL 33324

         Ralph D. Richardson III                   Group Vice President -
         Suite 100                                 Carolinas
         5511 Capital Center Drive
         Raleigh, NC 27606

         Mark A. Riordan                           Vice President - Finance
                                                   Emerging Technologies

         Maximillian G. Roth                       Group Vice President -
         1400 Lombardi Avenue                      Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI 54304

         Andrew C. Schell                          Vice President - Strategy
                                                   and Planning

         Gary A. Scott                             Vice President - Client
                                                   Acquisition Marketing and
                                                   Services

         Jacqueline M. Sinjem                      Vice President - Plan
                                                   Sponsor Services

         Martin S. Solhaug                         Vice President - International
                                                   Comp and Benefits

         Albert L. Soule                           Group Vice President -
         6925 Union Park Center                    Western Frontier
         Suite 200
         Midvale, UT 84047

         Bridget M. Sperl                          Senior Vice President -
                                                   Client Service Organization

         Kathy Stalwick                            Vice President

         Paul J. Stanislaw                         Group Vice President -
         Suite 1100                                Southern California/Hawaii
         Two Park Plaza
         Irvine, CA 92614

         Lisa A. Steffes                           Vice President -
                                                   Marketing Officer
                                                   Development

         David K. Stewart                          Vice President and Controller

         Jeffrey J. Stremcha                       Vice President - Technologies I

         John T. Sweeney                           Vice President, Lead Financial
                                                   Officer - Banking, Brokerage
                                                   and Managed Products

         Joseph E. Sweeney                         Senior Vice President,
                                                   General Manager - U.S. Brokerage
                                                   and Membership Banking

         Craig P. Taucher                          Group Vice President -
         Suite 150                                 Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL 32216

         Neil G. Taylor                            Group Vice President -
         601 108th Ave North East                  Pacific Northwest
         Suite 1800
         Bellevue, WA 98004-5902

         William F. "Ted" Truscott                 Senior Vice President and
                                                   Chief Investment Officer

         George F. Tsafaridis                      Vice President - Quality &
                                                   Service Support

         Janet M. Vandenbark                       Group Vice President -
         3951 Westerre Parkway, Suite 250          Virginia
         Richmond, VA 23233

         Ramanathan Venkataramanan                 Vice President - Technologies III

         Peter S. Velardi                          Senior Vice President -
                                                   Field Management

         Andrew O. Washburn                        Vice President -
                                                   Mutual Fund Marketing

         Donald F. Weaver                          Group Vice President -
         3500 Market Street,                       Eastern Pennsylvania/
         Suite 200                                 Delaware
         Camp Hill, PA 17011

         Beth E. Weimer                            Vice President and
                                                   Chief Compliance Officer - Asset
                                                   Management and Insurance

         Phil Wentzel                              Vice President - Finance

         Robert K. Whalen                          Group Vice President -
         939 West North Ave                        Chicago Metro
         Chicago, IL 60606

         Jeffrey A. Williams                       Senior Vice President -
                                                   Cross-Sell/Strategic
                                                   Management

         William J. Williams                       Senior Vice President -
                                                   Field Management

         Dianne L. Wilson                          Vice President - Insurance
                                                   Operations

         Gayle W. Winfree                          Group Vice President -
         1 Galleria Blvd. Suite 1900               Delta States
         Metairie, LA 70001

         Abraham L. Wons                           Vice President - Investments Risk
                                                   Management

         Michael R. Woodward                       Senior Vice President -
         32 Ellicott St                            Field Management
         Suite 100
         Batavia, NY 14020

         John R. Woerner                           Senior Vice President - Strategic
                                                   Planning and Business Development

* Business address is: 70100 Ameriprise Financial Center, Minneapolis, MN 55474 unless otherwise noted.

                        NET UNDERWRITING
NAME OF PRINCIPAL       DISCOUNTS AND         COMPENSATION ON      BROKERAGE
UNDERWRITER             COMMISSIONS           REDEMPTION           COMMISSIONS           COMPENSATION
-----------------       ----------------      ---------------      -----------           ------------
Ameriprise              None                  None                 None                  None
Financial
Services, Inc.

Item 30. Location of Accounts and Records

                  American Partners Life Insurance Company

                  1751 Ameriprise Financial Center

                  Minneapolis, MN 55474

Item 31. Management Services

                  Not Applicable

Item 32. Undertakings

     (a) (b) & (c)  These undertakings were filed with the Registrant's
                    Pre-Effective Amendment No. 1, File No. 33-57731.

     (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Partners Life Insurance Company, on behalf of the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 27th day of April, 2006.

                                    APL VARIABLE ANNUITY ACCOUNT 1
                                    ------------------------------
                                            (Registrant)

                                    By American Partners Life Insurance Company
                                    -------------------------------------------
                                            (Depositor)

                                    By /s/  Gumer C. Alvero*
                                    -------------------------------------------
                                            Gumer C. Alvero
                                            President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 27th day of April, 2006.


Signature                                     Title
/s/  Gumer C. Alvero*                         Director and President
--------------------------
     Gumer C. Alvero

/s/  Timothy V. Bechtold*                     Director and Vice President -
--------------------------                    Insurance Products
     Timothy V. Bechtold

/s/  Arthur H. Berman*                        Director and Vice President -
----------------------------                  Finance
     Arthur H. Berman                         (Principal Financial Officer)

/s/  Kevin E. Palmer***                       Director, Vice President and Chief
----------------------------                  Actuary
     Kevin E. Palmer

/s/  Mark E. Schwarzmann*                     Chairman of the Board and
----------------------------                  Chief Executive Officer
     Mark E. Schwarzmann                      (Chief Executive Officer)

/s/  David K. Stewart**                       Vice President and Controller
-------------------------                     (Principal Accounting Officer)
     David K. Stewart


* Signed pursuant to Power of Attorney dated April 13, 2005, filed electronically as Exhibit 13.1 to Registrant's Post-Effective Amendment No. 11, by:

** Signed pursuant to Power of Attorney dated July 7, 2004, filed electronically as Exhibit 13.2 to Registrant's Post-Effective Amendment No. 11, by:

*** Signed pursuant to Power of Attorney dated Dec. 5, 2005, filed electronically herewith as Exhibit 13.3, by:


/s/ Mary Ellyn Minenko
--------------------------
    Mary Ellyn Minenko
    Assistant General Counsel

                 CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 13
                     TO REGISTRATION STATEMENT NO. 33-57731

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements.

Part C.

         Other Information.

         The signatures.